AB High Income Fund

Portfolio of Investments

January 31, 2024 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 57.0%
Industrial – 50.9%
Basic – 3.3%
Arsenal AIC Parent LLC 8.00%, 10/01/2030(a)	U.S.$	2,679	$2,802,531
ASP Unifrax Holdings, Inc. 5.25%, 09/30/2028(a)		6,778	4,399,416
7.50%, 09/30/2029(a)		2,128	1,013,801
Constellium SE 3.125%, 07/15/2029(a)	EUR	4,303	4,279,949
3.75%, 04/15/2029(a)	U.S.$	1,336	1,203,144
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125%, 06/15/2028(a)		3,051	2,876,365
Element Solutions, Inc. 3.875%, 09/01/2028(a)		5,469	5,001,437
ERP Iron Ore LLC 9.04%, 12/31/2019(b) (c) (d) (e) (f)		1,355	433,573
FMG Resources August 2006 Pty Ltd. 4.375%, 04/01/2031(a)		12,398	11,178,700
4.50%, 09/15/2027(a)		1,475	1,415,756
5.875%, 04/15/2030(a)		308	304,232
6.125%, 04/15/2032(a)		8,694	8,598,622
Graphic Packaging International LLC 3.50%, 03/15/2028(a)		1,084	1,007,509
INEOS Finance PLC 3.375%, 03/31/2026(a)	EUR	1,428	1,527,961
6.375%, 04/15/2029(a)		4,341	4,691,319
7.50%, 04/15/2029(a)	U.S.$	2,775	2,756,269
INEOS Quattro Finance 2 PLC 8.50%, 03/15/2029(a)	EUR	6,160	7,053,161
9.625%, 03/15/2029(a)	U.S.$	600	630,733
INEOS Styrolution Ludwigshafen GmbH 2.25%, 01/16/2027(a)	EUR	111	111,223
Ingevity Corp. 3.875%, 11/01/2028(a)	U.S.$	3,288	2,899,373
Intelligent Packaging Holdco Issuer LP 9.00% (9.00% Cash or 9.75% PIK), 01/15/2026(a) (b)		3,201	2,875,021
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC 6.00%, 09/15/2028(a)		4,418	4,167,393
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018(c) (d) (e) (f) (g)		16,121	0
Olympus Water US Holding Corp. 7.125%, 10/01/2027(a)		2,996	3,016,611
9.75%, 11/15/2028(a)		6,092	6,461,941
SCIL IV LLC/SCIL USA Holdings LLC 4.375%, 11/01/2026(a)	EUR	1,267	1,342,539
5.375%, 11/01/2026(a)	U.S.$	7,122	6,924,922
Sealed Air Corp. 6.875%, 07/15/2033(a)		2,036	2,124,659
Sealed Air Corp./Sealed Air Corp. US 6.125%, 02/01/2028(a)		1,970	1,979,447
SNF Group SACA 3.125%, 03/15/2027(a)		1,487	1,378,281
Vibrantz Technologies, Inc. 9.00%, 02/15/2030(a)		5,197	4,324,646
WR Grace Holdings LLC 4.875%, 06/15/2027(a)		2,879	2,752,777
5.625%, 08/15/2029(a)		1,965	1,733,311

			103,266,622

Capital Goods – 4.5%
ARD Finance SA 5.00% (5.00% Cash or 5.75% PIK), 06/30/2027(a) (b)	EUR	5,856	3,056,092
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 4.00%, 09/01/2029(a)	U.S.$	5,355	4,354,554

	Principal Amount (000)		U.S. $ Value

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 4.125%, 08/15/2026(a)	U.S.$	6,634	$5,965,263
5.25%, 04/30/2025(a)		3,241	3,159,975
5.25%, 08/15/2027(a)		1,966	1,511,363
Ball Corp. 6.00%, 06/15/2029		5,894	5,947,785
Bombardier, Inc. 6.00%, 02/15/2028(a)		288	280,571
7.50%, 02/01/2029(a) (h)		830	846,311
7.875%, 04/15/2027(a)		2,899	2,899,755
8.75%, 11/15/2030(a)		5,839	6,138,754
Calderys Financing LLC 11.25%, 06/01/2028(a)		7,661	8,142,207
Chart Industries, Inc. 7.50%, 01/01/2030(a)		3	3,087
Crown Americas LLC 5.25%, 04/01/2030		890	861,865
Eco Material Technologies, Inc. 7.875%, 01/31/2027(a)		9,570	9,574,524
EnerSys 4.375%, 12/15/2027(a)		5,050	4,776,331
6.625%, 01/15/2032(a)		2,704	2,739,843
Enviri Corp. 5.75%, 07/31/2027(a)		5,339	5,028,930
F-Brasile SpA/F-Brasile US LLC Series XR 7.375%, 08/15/2026(a)		5,660	5,603,260
GFL Environmental, Inc. 6.75%, 01/15/2031(a)		1,891	1,937,026
Griffon Corp. 5.75%, 03/01/2028		300	294,082
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC 9.00%, 02/15/2029(a)		1,345	1,345,000
LSB Industries, Inc. 6.25%, 10/15/2028(a) (i)		5,922	5,636,699
Madison IAQ LLC 5.875%, 06/30/2029(a)		1,225	1,085,854
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(a)		8,626	2,588
Paprec Holding SA 7.25%, 11/17/2029(a)	EUR	1,947	2,249,062
Renk AG/Frankfurt am Main 5.75%, 07/15/2025(a)		6,986	7,524,552
Rolls-Royce PLC 3.625%, 10/14/2025(a)	U.S.$	1,142	1,106,456
5.75%, 10/15/2027(a)		293	293,480
Stericycle, Inc. 3.875%, 01/15/2029(a)		2,516	2,288,862
TK Elevator US Newco, Inc. 5.25%, 07/15/2027(a)		2,961	2,856,169
TransDigm, Inc. 4.625%, 01/15/2029		3,591	3,353,520
4.875%, 05/01/2029		3,750	3,510,857
6.75%, 08/15/2028(a)		13,387	13,601,637
7.125%, 12/01/2031(a)		7,533	7,852,803
Trinity Industries, Inc. 7.75%, 07/15/2028(a)		3,934	4,098,758
Triumph Group, Inc. 7.75%, 08/15/2025		1,658	1,658,581
9.00%, 03/15/2028(a)		8,778	9,269,942
WESCO Distribution, Inc. 7.25%, 06/15/2028(a)		2,164	2,223,336

			143,079,734

Communications - Media – 7.1%
Altice Financing SA 5.75%, 08/15/2029(a)		11,729	10,232,067

	Principal Amount (000)		U.S. $ Value

AMC Networks, Inc. 4.25%, 02/15/2029	U.S.$	4,017	$3,098,832
4.75%, 08/01/2025		4,337	4,179,760
Arches Buyer, Inc. 6.125%, 12/01/2028(a)		1,056	912,281
Banijay Entertainment SASU 7.00%, 05/01/2029(a)	EUR	2,077	2,361,845
8.125%, 05/01/2029(a)	U.S.$	2,903	3,018,984
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(a)		995	792,478
4.50%, 08/15/2030(a)		23,087	20,043,420
4.50%, 06/01/2033(a)		13,907	11,400,210
4.75%, 03/01/2030(a)		1,939	1,722,798
4.75%, 02/01/2032(a)		25,772	22,102,637
6.375%, 09/01/2029(a)		5,119	4,982,045
7.375%, 03/01/2031(a)		2,542	2,567,973
Clear Channel Outdoor Holdings, Inc. 5.125%, 08/15/2027(a)		583	549,918
CSC Holdings LLC 3.375%, 02/15/2031(a)		350	239,574
4.125%, 12/01/2030(a)		412	298,481
4.50%, 11/15/2031(a)		7,182	5,154,278
4.625%, 12/01/2030(a)		4,460	2,302,847
5.00%, 11/15/2031(a)		330	166,663
5.375%, 02/01/2028(a)		9,343	8,035,701
5.75%, 01/15/2030(a)		9,902	5,247,507
7.50%, 04/01/2028(a)		3,026	2,021,563
11.25%, 05/15/2028(a)		2,417	2,450,257
11.75%, 01/31/2029(a)		2,095	2,127,291
DISH DBS Corp. 5.125%, 06/01/2029		4,409	1,633,692
5.25%, 12/01/2026(a)		12,828	10,115,391
5.75%, 12/01/2028(a)		9,476	6,382,776
5.875%, 11/15/2024		953	886,438
7.375%, 07/01/2028		6,580	2,901,604
7.75%, 07/01/2026		4,755	2,805,564
DISH Network Corp. 3.375%, 08/15/2026(j)		4,275	2,496,636
Gray Television, Inc. 5.375%, 11/15/2031(a)		6,031	4,719,373
iHeartCommunications, Inc. 5.25%, 08/15/2027(a)		5,920	4,597,984
LCPR Senior Secured Financing DAC 5.125%, 07/15/2029(a)		4,643	4,079,479
6.75%, 10/15/2027(a)		5,536	5,364,142
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(a)		6,531	6,176,951
Radiate Holdco LLC/Radiate Finance, Inc. 4.50%, 09/15/2026(a)		5,030	3,896,298
Scripps Escrow II, Inc. 3.875%, 01/15/2029(a)		82	71,193
Sinclair Television Group, Inc. 4.125%, 12/01/2030(a)		7,439	5,747,027
5.50%, 03/01/2030(a)		1,834	1,412,370
Sirius XM Radio, Inc. 3.875%, 09/01/2031(a)		505	421,342
4.00%, 07/15/2028(a)		24,647	22,375,957
Univision Communications, Inc. 4.50%, 05/01/2029(a)		5,716	5,086,299
7.375%, 06/30/2030(a)		8,775	8,602,228
Urban One, Inc. 7.375%, 02/01/2028(a)		3,954	3,504,702
Ziggo Bond Co. BV 5.125%, 02/28/2030(a)		4,106	3,457,358
Ziggo BV 4.875%, 01/15/2030(a)		900	810,847

			223,555,061

	Principal Amount (000)		U.S. $ Value

Communications - Telecommunications – 2.2%
Altice France Holding SA 10.50%, 05/15/2027(a)	U.S.$	9,715	$5,577,809
Altice France SA/France 5.125%, 07/15/2029(a)		18,806	13,837,592
5.50%, 01/15/2028(a)		1,537	1,203,084
5.50%, 10/15/2029(a)		3,911	2,896,080
Connect Finco SARL/Connect US Finco LLC 6.75%, 10/01/2026(a)		951	929,610
Consolidated Communications, Inc. 6.50%, 10/01/2028(a)		1,767	1,537,112
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl US 12.00%, 05/25/2027(c)		1,817	1,803,453
Embarq Corp. 7.995%, 06/01/2036		4,321	2,517,012
Frontier Communications Holdings LLC 8.625%, 03/15/2031(a)		2,925	2,967,985
Level 3 Financing, Inc. 3.75%, 07/15/2029(a)		3,785	1,109,112
4.25%, 07/01/2028(a)		4,638	1,553,693
4.625%, 09/15/2027(a)		3,256	1,713,364
Lorca Telecom Bondco SA 4.00%, 09/18/2027(a)	EUR	3,690	3,881,027
Telecom Italia Capital SA 7.72%, 06/04/2038	U.S.$	6,995	7,221,412
United Group BV 3.625%, 02/15/2028(a)	EUR	752	746,319
4.00%, 11/15/2027(a)		1,816	1,845,353
4.625%, 08/15/2028(a)		344	349,773
6.75%, 02/15/2031(a)		2,127	2,290,743
8.14% (EURIBOR 3 Month + 4.25%), 02/01/2029(a) (k)		1,531	1,651,243
8.77% (EURIBOR 3 Month + 4.88%), 02/01/2029(a) (k)		1,700	1,837,539
Vmed O2 UK Financing I PLC 4.25%, 01/31/2031(a)	U.S.$	900	785,729
4.75%, 07/15/2031(a)		12,630	11,315,863

			69,570,907

Consumer Cyclical - Automotive – 3.0%
Allison Transmission, Inc. 5.875%, 06/01/2029(a)		3,279	3,259,486
American Axle & Manufacturing, Inc. 6.875%, 07/01/2028		3,190	3,113,204
Aston Martin Capital Holdings Ltd. 10.50%, 11/30/2025(a)		3,409	3,429,976
15.00% (8.89% Cash and 6.11% PIK), 11/30/2026(a) (b)		2,443	2,643,032
Clarios Global LP/Clarios US Finance Co. 4.375%, 05/15/2026(a)	EUR	855	915,747
Dana, Inc. 4.25%, 09/01/2030	U.S.$	3,854	3,367,762
Exide Technologies 11.00%, 10/31/2024(c) (e) (f) (g) (l)		26,083	0
Goodyear Tire & Rubber Co. (The) 5.25%, 07/15/2031		3,843	3,494,535
IHO Verwaltungs GmbH 4.75% (4.75% Cash or 5.50% PIK), 09/15/2026(a) (b)		1,869	1,808,008
6.00% (6.00% Cash or 6.75% PIK), 05/15/2027(a) (b)		7,306	7,232,797
8.75% (8.75% Cash or 9.50% PIK), 05/15/2028(a) (b)	EUR	1,751	2,048,255
Jaguar Land Rover Automotive PLC 5.50%, 07/15/2029(a)	U.S.$	6,351	6,063,732
5.875%, 01/15/2028(a)		4,095	4,007,622
7.75%, 10/15/2025(a)		4,597	4,627,970
Mclaren Finance PLC 7.50%, 08/01/2026(a)		9,232	8,170,320

	Principal Amount (000)		U.S. $ Value

PM General Purchaser LLC 9.50%, 10/01/2028(a)	U.S.$	5,980	$6,041,076
Real Hero Merger Sub 2, Inc. 6.25%, 02/01/2029(a)		5,613	4,870,144
Tenneco, Inc. 8.00%, 11/17/2028(a)		9,915	8,663,996
Titan International, Inc. 7.00%, 04/30/2028		7,168	7,135,002
ZF Finance GmbH Series E 2.00%, 05/06/2027(a)	EUR	200	199,802
3.75%, 09/21/2028(a)		100	103,136
ZF North America Capital, Inc. 4.75%, 04/29/2025(a)	U.S.$	9,312	9,188,541
6.875%, 04/14/2028(a)		1,539	1,585,256
7.125%, 04/14/2030(a)		1,539	1,623,103

			93,592,502

Consumer Cyclical - Entertainment – 2.8%
Carnival Corp. 4.00%, 08/01/2028(a)		8,433	7,808,737
5.75%, 03/01/2027(a)		5,811	5,724,029
7.00%, 08/15/2029(a)		1,418	1,467,630
7.625%, 03/01/2026(a)	EUR	1,630	1,790,606
Cedar Fair LP 5.25%, 07/15/2029	U.S.$	30	28,676
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.375%, 04/15/2027		30	29,711
Lindblad Expeditions LLC 6.75%, 02/15/2027(a)		1,512	1,511,205
Merlin Entertainments Group US Holdings, Inc. 7.375%, 02/15/2031(a)		3,024	3,030,242
Motion Bondco DAC 4.50%, 11/15/2027(a)	EUR	2,973	3,032,233
NCL Corp., Ltd. 5.875%, 03/15/2026(a)	U.S.$	4,909	4,790,338
5.875%, 02/15/2027(a)		1,300	1,280,939
8.125%, 01/15/2029(a)		3,062	3,211,884
8.375%, 02/01/2028(a)		1,042	1,093,441
Royal Caribbean Cruises Ltd. 5.375%, 07/15/2027(a)		6,220	6,117,402
5.50%, 08/31/2026(a)		5,098	5,046,965
5.50%, 04/01/2028(a)		20,172	19,882,561
SeaWorld Parks & Entertainment, Inc. 5.25%, 08/15/2029(a)		4,269	3,990,461
Six Flags Entertainment Corp. 7.25%, 05/15/2031(a)		3,967	4,046,416
Viking Cruises Ltd. 5.875%, 09/15/2027(a)		2,430	2,346,294
7.00%, 02/15/2029(a)		6,171	6,157,351
9.125%, 07/15/2031(a)		3,056	3,270,056
VOC Escrow Ltd. 5.00%, 02/15/2028(a)		3,618	3,462,303

			89,119,480

Consumer Cyclical - Other – 3.4%
Adams Homes, Inc. 7.50%, 02/15/2025(a)		1,124	1,120,044
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 4.875%, 02/15/2030(a)		5,889	5,256,442
6.25%, 09/15/2027(a)		6,404	6,241,428
Builders FirstSource, Inc. 6.375%, 06/15/2032(a)		2,339	2,386,765
Caesars Entertainment, Inc. 6.25%, 07/01/2025(a) (h)		1,674	1,682,094
6.50%, 02/15/2032(a)		1,482	1,496,586
7.00%, 02/15/2030(a)		4,502	4,637,153

	Principal Amount (000)		U.S. $ Value

Churchill Downs, Inc. 4.75%, 01/15/2028(a)	U.S.$	2,523	$2,404,696
Cirsa Finance International SARL 6.50%, 03/15/2029(a)	EUR	1,375	1,482,248
Five Point Operating Co. LP/Five Point Capital Corp. 7.875%, 11/15/2025	U.S.$	4,746	4,706,500
Forestar Group, Inc. 3.85%, 05/15/2026(a)		2,881	2,735,930
Hilton Domestic Operating Co., Inc. 3.625%, 02/15/2032(a)		6,167	5,293,387
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc 4.875%, 07/01/2031(a)		1,162	1,031,168
5.00%, 06/01/2029(a)		6,848	6,327,666
6.625%, 01/15/2032(a)		1,802	1,806,525
Installed Building Products, Inc. 5.75%, 02/01/2028(a)		838	821,528
Marriott Ownership Resorts, Inc. 4.50%, 06/15/2029(a)		1,338	1,202,401
Mattamy Group Corp. 4.625%, 03/01/2030(a)		8,025	7,309,601
MGM Resorts International 4.75%, 10/15/2028		4,015	3,790,435
5.50%, 04/15/2027		4,386	4,328,899
Miller Homes Group Finco PLC 7.00%, 05/15/2029(a)	GBP	2,900	3,292,303
9.25% (EURIBOR 3 Month + 5.25%), 05/15/2028(a) (k)	EUR	2,233	2,376,049
Playtech PLC 4.25%, 03/07/2026(a)		776	819,461
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028	U.S.$	3,292	3,143,326
4.75%, 04/01/2029		4,530	4,262,193
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875%, 05/15/2025(a)		4,781	4,726,040
Taylor Morrison Communities, Inc. 5.125%, 08/01/2030(a)		328	313,275
5.75%, 01/15/2028(a)		304	302,426
5.875%, 06/15/2027(a)		294	294,014
Travel & Leisure Co. 4.50%, 12/01/2029(a)		3,509	3,200,915
4.625%, 03/01/2030(a)		10,068	9,062,379
6.625%, 07/31/2026(a)		3,533	3,564,209
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 05/15/2027(a)		2,353	2,300,560
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.125%, 10/01/2029(a)		5,631	5,329,650

			109,048,296

Consumer Cyclical - Restaurants – 0.3%
1011778 BC ULC/New Red Finance, Inc. 3.875%, 01/15/2028(a)		4,965	4,677,113
4.00%, 10/15/2030(a)		1,843	1,646,607
4.375%, 01/15/2028(a)		83	79,127
Raising Cane’s Restaurants LLC 9.375%, 05/01/2029(a)		3,273	3,507,210

			9,910,057

Consumer Cyclical - Retailers – 2.6%
Arko Corp. 5.125%, 11/15/2029(a)		4,612	4,063,915
Asbury Automotive Group, Inc. 4.625%, 11/15/2029(a)		3,398	3,142,376
5.00%, 02/15/2032(a)		340	307,119
Bath & Body Works, Inc. 6.625%, 10/01/2030(a)		2,465	2,498,082
6.75%, 07/01/2036		1,479	1,458,564
6.875%, 11/01/2035		9,394	9,393,417

	Principal Amount (000)		U.S. $ Value

Beacon Roofing Supply, Inc. 6.50%, 08/01/2030(a)	U.S.$	1,082	$1,098,275
Carvana Co. 5.50%, 04/15/2027(a)		1,469	1,091,575
12.00%, 12/01/2028(a) (b) (i)		3,397	3,006,359
Foundation Building Materials, Inc. 6.00%, 03/01/2029(a)		1,246	1,094,898
Global Auto Holdings Ltd/AAG FH UK Ltd. 8.375%, 01/15/2029(a)		3,363	3,169,763
8.75%, 01/15/2032(a)		3,363	3,153,260
Group 1 Automotive, Inc. 4.00%, 08/15/2028(a)		419	386,382
Kontoor Brands, Inc. 4.125%, 11/15/2029(a)		3,885	3,526,995
LCM Investments Holdings II LLC 4.875%, 05/01/2029(a)		330	298,334
8.25%, 08/01/2031(a)		3,312	3,396,954
Levi Strauss & Co. 3.50%, 03/01/2031(a)		3,914	3,391,082
Michaels Cos., Inc. (The) 5.25%, 05/01/2028(a)		4,220	3,311,481
7.875%, 05/01/2029(a)		4,330	2,761,777
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.125%, 04/01/2026(a)		2,793	2,725,913
Penske Automotive Group, Inc. 3.75%, 06/15/2029		1,215	1,076,787
PetSmart, Inc./PetSmart Finance Corp. 7.75%, 02/15/2029(a)		3,529	3,424,509
Sonic Automotive, Inc. 4.625%, 11/15/2029(a)		6,301	5,699,659
4.875%, 11/15/2031(a)		525	459,417
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.375%, 09/30/2026(a)		4,261	4,180,581
Staples, Inc. 7.50%, 04/15/2026(a)		8,741	8,206,749
10.75%, 04/15/2027(a)		2,830	2,191,691
White Cap Buyer LLC 6.875%, 10/15/2028(a)		2,257	2,208,069
William Carter Co. (The) 5.625%, 03/15/2027(a)		2,291	2,257,344
Wolverine World Wide, Inc. 4.00%, 08/15/2029(a)		798	643,057

			83,624,384

Consumer Non-Cyclical – 6.7%
AdaptHealth LLC 5.125%, 03/01/2030(a)		2,000	1,570,186
6.125%, 08/01/2028(a)		132	115,518
AHP Health Partners, Inc. 5.75%, 07/15/2029(a)		781	692,863
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 4.625%, 01/15/2027(a)		3,290	3,192,351
4.875%, 02/15/2030(a)		2,263	2,166,393
5.875%, 02/15/2028(a)		1,997	1,994,271
6.50%, 02/15/2028(a)		6,117	6,181,678
7.50%, 03/15/2026(a)		333	339,623
Bausch & Lomb Escrow Corp. 8.375%, 10/01/2028(a)		8,167	8,499,367
Bausch Health Cos., Inc. 4.875%, 06/01/2028(a)		10,910	6,156,175
6.25%, 02/15/2029(a)		4,938	2,109,857
CAB SELAS 3.375%, 02/01/2028(a)	EUR	4,859	4,768,103
Cheplapharm Arzneimittel GmbH 7.50%, 05/15/2030(a)		3,400	3,866,516

	Principal Amount (000)		U.S. $ Value

CHS/Community Health Systems, Inc. 4.75%, 02/15/2031(a)	U.S.$	1,291	$1,029,634
5.625%, 03/15/2027(a)		697	645,397
6.00%, 01/15/2029(a)		11,502	10,391,820
6.125%, 04/01/2030(a)		7,452	4,915,347
6.875%, 04/01/2028(a)		1,066	704,334
8.00%, 03/15/2026(a)		1,119	1,101,644
DaVita, Inc. 3.75%, 02/15/2031(a)		2,173	1,789,677
4.625%, 06/01/2030(a)		14,428	12,762,127
Elanco Animal Health, Inc. 6.65%, 08/28/2028(h) (i)		8,293	8,500,055
Embecta Corp. 5.00%, 02/15/2030(a)		10,568	8,646,414
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(a)		5,910	2,237,298
Fortrea Holdings, Inc. 7.50%, 07/01/2030(a)		1,476	1,500,383
Garden Spinco Corp. 8.625%, 07/20/2030(a)		3,395	3,633,296
Grifols SA 3.875%, 10/15/2028(a)	EUR	8,197	7,496,733
Gruenenthal GmbH 4.125%, 05/15/2028(a)		3,656	3,894,429
Iceland Bondco PLC 9.50% (EURIBOR 3 Month + 5.50%), 12/15/2027(a) (k)		1,447	1,565,767
10.875%, 12/15/2027(a)	GBP	430	582,765
IQVIA, Inc. 2.25%, 03/15/2029(a)	EUR	3,948	3,873,074
6.50%, 05/15/2030(a)	U.S.$	898	915,679
Jazz Securities DAC 4.375%, 01/15/2029(a)		3,761	3,480,967
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. 7.00%, 12/31/2027(a)		8,625	8,418,326
Lamb Weston Holdings, Inc. 4.125%, 01/31/2030(a)		3,671	3,350,661
Medline Borrower LP 3.875%, 04/01/2029(a)		6,982	6,322,348
5.25%, 10/01/2029(a)		14,103	13,150,942
ModivCare Escrow Issuer, Inc. 5.00%, 10/01/2029(a)		3,280	2,656,666
ModivCare, Inc. 5.875%, 11/15/2025(a)		249	247,242
Newell Brands, Inc. 4.875%, 06/01/2025		748	733,725
5.20%, 04/01/2026(i)		736	715,590
6.375%, 09/15/2027		1,346	1,324,864
6.50%, 04/01/2046(i)		1,969	1,588,252
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125%, 04/30/2028(a)		4,780	4,367,213
5.125%, 04/30/2031(a)		7,607	6,541,381
Performance Food Group, Inc. 4.25%, 08/01/2029(a)		328	300,565
Perrigo Finance Unlimited Co. 4.375%, 03/15/2026		295	288,371
4.65%, 06/15/2030(i)		1,525	1,400,894
Post Holdings, Inc. 4.50%, 09/15/2031(a)		5,969	5,359,512
4.625%, 04/15/2030(a)		414	380,784
Primo Water Holdings, Inc. 4.375%, 04/30/2029(a)		9,327	8,513,493
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/01/2026(a)		6,224	6,221,299
Spectrum Brands, Inc. 3.875%, 03/15/2031(a)		3,861	3,575,702

	Principal Amount (000)		U.S. $ Value

Tenet Healthcare Corp. 6.125%, 06/15/2030	U.S.$	1,026	$1,026,136
Triton Water Holdings, Inc. 6.25%, 04/01/2029(a)		3,651	3,162,570
US Acute Care Solutions LLC 6.375%, 03/01/2026(a)		10,570	9,235,547
US Foods, Inc. 4.75%, 02/15/2029(a)		314	297,868
6.875%, 09/15/2028(a)		282	289,412

			210,789,104

Energy – 6.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375%, 06/15/2029(a)		290	278,831
5.75%, 03/01/2027(a)		280	277,872
5.75%, 01/15/2028(a)		350	343,653
Berry Petroleum Co. LLC 7.00%, 02/15/2026(a)		1,215	1,187,665
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.625%, 12/15/2025(a)		2,179	2,202,104
Buckeye Partners LP 3.95%, 12/01/2026		30	28,520
4.125%, 03/01/2025(a)		30	29,340
Callon Petroleum Co. 7.50%, 06/15/2030(a)		4,640	4,887,940
8.00%, 08/01/2028(a)		1,030	1,068,298
CITGO Petroleum Corp. 6.375%, 06/15/2026(a)		2,387	2,383,355
7.00%, 06/15/2025(a)		9,430	9,420,219
Civitas Resources, Inc. 5.00%, 10/15/2026(a)		3,111	3,036,250
8.375%, 07/01/2028(a)		5,057	5,317,702
8.625%, 11/01/2030(a)		1,307	1,396,796
8.75%, 07/01/2031(a)		4,169	4,444,697
CNX Resources Corp. 6.00%, 01/15/2029(a)		1,665	1,608,818
7.25%, 03/14/2027(a)		81	81,331
7.375%, 01/15/2031(a)		350	355,275
Comstock Resources, Inc. 6.75%, 03/01/2029(a)		1,289	1,185,689
Crescent Energy Finance LLC 7.25%, 05/01/2026(a)		5,001	4,994,963
9.25%, 02/15/2028(a)		2,282	2,380,993
Encino Acquisition Partners Holdings LLC 8.50%, 05/01/2028(a)		6,469	6,419,936
EnLink Midstream Partners LP Series C 9.76% (CME Term SOFR 3 Month + 4.37%), 03/04/2024(k) (m)		12,323	11,602,857
EQM Midstream Partners LP 4.50%, 01/15/2029(a)		4,253	4,013,595
4.75%, 01/15/2031(a)		4,179	3,899,450
5.50%, 07/15/2028		299	296,577
Genesis Energy LP/Genesis Energy Finance Corp. 6.25%, 05/15/2026		1,230	1,224,258
7.75%, 02/01/2028		5,793	5,807,273
8.00%, 01/15/2027		2,883	2,910,903
Global Partners LP/GLP Finance Corp. 6.875%, 01/15/2029		6,162	6,109,347
7.00%, 08/01/2027		2,149	2,161,890
Gulfport Energy Corp. 8.00%, 05/17/2026(a)		3,335	3,363,392
8.00%, 05/17/2026		20	20,034
Hess Midstream Operations LP 4.25%, 02/15/2030(a)		4,243	3,913,144
5.125%, 06/15/2028(a)		2,208	2,150,216

	Principal Amount (000)		U.S. $ Value

Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 02/01/2029(a)	U.S.$	1,324	$1,285,617
6.00%, 02/01/2031(a)		1,772	1,705,209
6.25%, 04/15/2032(a)		318	307,097
8.375%, 11/01/2033(a)		5,423	5,825,877
Howard Midstream Energy Partners LLC 8.875%, 07/15/2028(a)		2,565	2,704,211
ITT Holdings LLC 6.50%, 08/01/2029(a)		10,492	9,178,107
Kodiak Gas Services LLC 7.25%, 02/15/2029(a)		1,279	1,294,962
Moss Creek Resources Holdings, Inc. 7.50%, 01/15/2026(a)		10,225	10,177,400
Nabors Industries Ltd. 7.25%, 01/15/2026(a)		1,898	1,862,147
7.50%, 01/15/2028(a)		5,272	4,824,409
Nabors Industries, Inc. 7.375%, 05/15/2027(a)		1,294	1,279,172
New Fortress Energy, Inc. 6.50%, 09/30/2026(a)		4,297	4,161,506
6.75%, 09/15/2025(a)		6,477	6,397,592
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 02/01/2026(a)		6,914	7,036,794
8.125%, 02/15/2029(a)		2,943	2,958,869
8.375%, 02/15/2032(a)		3,687	3,714,888
NuStar Logistics LP 5.625%, 04/28/2027		300	297,717
5.75%, 10/01/2025		300	299,670
6.00%, 06/01/2026		300	299,286
6.375%, 10/01/2030		873	877,500
Southwestern Energy Co. 5.375%, 02/01/2029		1,481	1,448,851
8.375%, 09/15/2028		153	159,222
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 9.00%, 10/15/2026(a) (i)		4,301	4,301,593
Sunoco LP/Sunoco Finance Corp. 4.50%, 05/15/2029		320	298,432
4.50%, 04/30/2030		300	277,675
5.875%, 03/15/2028		1,917	1,904,797
7.00%, 09/15/2028(a)		283	289,709
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 6.00%, 12/31/2030(a)		614	572,033
6.00%, 09/01/2031(a)		269	248,760
Talos Production, Inc. 9.00%, 02/01/2029(a)		1,792	1,818,505
9.375%, 02/01/2031(a)		2,128	2,176,098
Transocean Aquila Ltd. 8.00%, 09/30/2028(a)		3,908	3,993,543
Transocean, Inc. 8.75%, 02/15/2030(a)		1,797	1,879,125
Venture Global Calcasieu Pass LLC 3.875%, 08/15/2029(a)		332	296,583
3.875%, 11/01/2033(a)		2,752	2,335,261
4.125%, 08/15/2031(a)		2,299	2,035,180
6.25%, 01/15/2030(a)		2,567	2,572,205
Venture Global LNG, Inc. 8.125%, 06/01/2028(a)		5,462	5,525,969
8.375%, 06/01/2031(a)		5,455	5,523,652
9.50%, 02/01/2029(a)		2,769	2,941,567
9.875%, 02/01/2032(a)		8,379	8,808,118

			216,698,091

Other Industrial – 0.5%
American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(a)		361	338,610
Dealer Tire LLC/DT Issuer LLC 8.00%, 02/01/2028(a)		8,346	8,266,631

	Principal Amount (000)		U.S. $ Value

Ritchie Bros Holdings, Inc. 6.75%, 03/15/2028(a)	U.S.$	2,847	$2,921,691
7.75%, 03/15/2031(a)		2,629	2,768,182

			14,295,114

Services – 3.2%
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.00%, 06/01/2029(a)		1,397	1,156,814
6.625%, 07/15/2026(a)		1,989	1,961,568
9.75%, 07/15/2027(a)		4,763	4,656,088
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 3.625%, 06/01/2028(a)	EUR	1,105	1,092,021
4.625%, 06/01/2028(a)	U.S.$	6,249	5,633,407
4.875%, 06/01/2028(a)	GBP	3,580	3,994,102
ANGI Group LLC 3.875%, 08/15/2028(a)	U.S.$	8,847	7,600,774
APX Group, Inc. 5.75%, 07/15/2029(a)		7,313	6,944,631
6.75%, 02/15/2027(a)		2,503	2,511,827
Aramark Services, Inc. 5.00%, 02/01/2028(a)		3,832	3,699,811
Cars.com, Inc. 6.375%, 11/01/2028(a)		4,403	4,297,758
Garda World Security Corp. 4.625%, 02/15/2027(a)		1,684	1,592,462
7.75%, 02/15/2028(a)		4,912	5,009,081
9.50%, 11/01/2027(a)		495	498,008
Korn Ferry 4.625%, 12/15/2027(a)		2,404	2,298,993
Millennium Escrow Corp. 6.625%, 08/01/2026(a)		5,653	3,639,426
Monitronics International, Inc. 9.125%, 04/01/2020(c) (d) (e) (f) (l)		6,914	0
MPH Acquisition Holdings LLC 5.50%, 09/01/2028(a)		3,721	3,303,057
5.75%, 11/01/2028(a)		9,782	7,778,448
Neptune Bidco US, Inc. 9.29%, 04/15/2029(a)		7,757	7,406,170
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.25%, 04/15/2024(a)		19	18,980
6.25%, 01/15/2028(a)		13,631	13,515,151
Q-Park Holding I BV 2.00%, 03/01/2027(a)	EUR	946	956,033
Wand NewCo 3, Inc. 7.625%, 01/30/2032(a)	U.S.$	2,584	2,669,162
WASH Multifamily Acquisition, Inc. 5.75%, 04/15/2026(a)		265	255,319
ZipRecruiter, Inc. 5.00%, 01/15/2030(a)		9,092	8,103,077

			100,592,168

Technology – 2.6%
AthenaHealth Group, Inc. 6.50%, 02/15/2030(a)		7,398	6,618,843
CommScope, Inc. 4.75%, 09/01/2029(a)		7,709	5,098,116
Entegris, Inc. 5.95%, 06/15/2030(a)		7,475	7,380,419
Gen Digital, Inc. 6.75%, 09/30/2027(a)		4,989	5,068,643
7.125%, 09/30/2030(a)		2,161	2,240,547
GoTo Group, Inc. 5.50%, 09/01/2027(a)		5,905	2,419,434
Imola Merger Corp. 4.75%, 05/15/2029(a)		2,868	2,670,548
NCR Voyix Corp. 5.125%, 04/15/2029(a)		5,205	4,897,812

	Principal Amount (000)		U.S. $ Value

Playtika Holding Corp. 4.25%, 03/15/2029(a)	U.S.$	5,315	$4,604,638
Presidio Holdings, Inc. 4.875%, 02/01/2027(a)		302	292,897
8.25%, 02/01/2028(a)		7,310	7,246,105
Rackspace Technology Global, Inc. 3.50%, 02/15/2028(a)		14,232	5,651,929
Seagate HDD Cayman 8.25%, 12/15/2029(a)		5,469	5,886,207
8.50%, 07/15/2031(a)		5,795	6,297,399
Veritas US, Inc./Veritas Bermuda Ltd. 7.50%, 09/01/2025(a)		8,701	7,425,467
Virtusa Corp. 7.125%, 12/15/2028(a)		3,521	3,102,510
Western Digital Corp. 4.75%, 02/15/2026		4,600	4,480,277

			81,381,791

Transportation - Airlines – 0.7%
American Airlines, Inc. 7.25%, 02/15/2028(a)		1,290	1,310,315
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(a)		8,069	7,989,228
5.75%, 04/20/2029(a)		3,586	3,523,605
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.75%, 01/20/2026(a)		5,497	5,164,894
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 09/20/2025(a)		5,914	3,872,745
United Airlines, Inc. 4.375%, 04/15/2026(a)		299	288,695
4.625%, 04/15/2029(a)		1,152	1,067,073

			23,216,555

Transportation - Services – 1.1%
Albion Financing 1 SARL/Aggreko Holdings, Inc. 5.25%, 10/15/2026(a)	EUR	2,713	2,895,950
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 4.75%, 04/01/2028(a)	U.S.$	6,655	6,135,896
5.375%, 03/01/2029(a)		837	774,340
5.75%, 07/15/2027(a)		1,477	1,426,992
BCP V Modular Services Finance PLC 6.75%, 11/30/2029(a)	EUR	5,428	4,911,853
BCP V Modular Services Finance II PLC 4.75%, 11/30/2028(a)		538	539,023
Boels Topholding BV 6.25%, 02/15/2029(a)		2,823	3,188,103
Hertz Corp. (The) 4.625%, 12/01/2026(a)	U.S.$	4,749	4,274,126
5.00%, 12/01/2029(a)		8,778	6,952,897
Loxam SAS 2.875%, 04/15/2026(a)	EUR	564	589,951
6.375%, 05/31/2029(a)		1,153	1,280,330
XPO, Inc. 7.125%, 02/01/2032(a)	U.S.$	2,995	3,054,776

			36,024,237

			1,607,764,103

Financial Institutions – 5.5%
Banking – 0.3%
Ally Financial, Inc.
Series C 4.70%, 05/15/2028(m)		993	758,416
Bread Financial Holdings, Inc. 7.00%, 01/15/2026(a) (h)		3,429	3,458,112
9.75%, 03/15/2029(a)		5,284	5,288,400

			9,504,928

	Principal Amount (000)		U.S. $ Value

Brokerage – 0.7%
AG Issuer LLC 6.25%, 03/01/2028(a)	U.S.$	3,644	$3,595,796
AG TTMT Escrow Issuer LLC 8.625%, 09/30/2027(a)		1,167	1,209,785
Aretec Group, Inc. 10.00%, 08/15/2030(a)		5,904	6,409,554
NFP Corp. 6.875%, 08/15/2028(a)		5,358	5,390,475
Osaic Holdings, Inc. 10.75%, 08/01/2027(a)		6,141	6,308,444

			22,914,054

Finance – 2.2%
Castlelake Aviation Finance DAC 5.00%, 04/15/2027(a)		4,612	4,377,818
CNG Holdings, Inc. 14.50%, 06/30/2026(a)		4,422	3,725,535
Curo Group Holdings Corp. 7.50%, 08/01/2028(a)		13,768	5,429,485
Curo SPV LLC 18.00%, 08/02/2027(c) (e)		5,564	4,692,578
Encore Capital Group, Inc. 4.875%, 10/15/2025(a)	EUR	1,440	1,552,394
Enova International, Inc. 8.50%, 09/15/2025(a)	U.S.$	6,750	6,688,986
11.25%, 12/15/2028(a)		2,594	2,710,928
GGAM Finance Ltd. 7.75%, 05/15/2026(a)		2,431	2,480,049
8.00%, 02/15/2027(a)		3,909	4,027,169
8.00%, 06/15/2028(a)		3,918	4,083,597
goeasy Ltd. 9.25%, 12/01/2028(a)		3,755	3,998,666
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 08/15/2028(a)		6,174	5,567,700
Navient Corp. 4.875%, 03/15/2028		6,959	6,326,499
5.00%, 03/15/2027		1,471	1,402,497
5.625%, 08/01/2033		1,834	1,457,803
6.75%, 06/25/2025		2,395	2,411,278
SLM Corp. 3.125%, 11/02/2026		1,440	1,347,388
Synchrony Financial 7.25%, 02/02/2033		7,131	7,106,876

			69,387,246

Insurance – 0.8%
Acrisure LLC/Acrisure Finance, Inc. 4.25%, 02/15/2029(a)		328	294,500
8.25%, 02/01/2029(a)		3,788	3,799,727
Ardonagh Midco 2 PLC 11.50% (11.50% Cash or 12.75% PIK), 01/15/2027(a) (b) (h)		11,605	11,716,970
AssuredPartners, Inc. 5.625%, 01/15/2029(a)		1,000	944,947
HUB International Ltd. 7.25%, 06/15/2030(a)		5,570	5,725,207
7.375%, 01/31/2032(a)		2,719	2,781,355

			25,262,706

Other Finance – 0.5%
Armor Holdco, Inc. 8.50%, 11/15/2029(a)		8,586	8,050,493
Coinbase Global, Inc. 3.375%, 10/01/2028(a)		5,564	4,558,017
3.625%, 10/01/2031(a)		2,379	1,785,004

			14,393,514

REITs – 1.0%
Aedas Homes Opco SLU 4.00%, 08/15/2026(a)	EUR	8,929	9,311,268

	Principal Amount (000)		U.S. $ Value

Agps Bondco PLC 5.50%, 11/13/2026(a) (i)	EUR	1,200	$514,277
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 4.50%, 04/01/2027(a)	U.S.$	5,028	4,452,762
Iron Mountain, Inc. 4.875%, 09/15/2027(a)		602	582,396
5.25%, 07/15/2030(a)		300	282,949
Office Properties Income Trust 3.45%, 10/15/2031		3,882	1,919,346
Service Properties Trust 8.625%, 11/15/2031(a)		3,569	3,784,087
Via Celere Desarrollos Inmobiliarios SA 5.25%, 04/01/2026(a)	EUR	5,665	6,015,068
Vivion Investments SARL 3.00%, 08/08/2024(a)		2,500	2,567,699
Series E 7.90%, 02/28/2029(a) (b) (i)		2,400	2,052,265

			31,482,117

			172,944,565

Utility – 0.6%
Electric – 0.5%
ContourGlobal Power Holdings SA 3.125%, 01/01/2028(a)		813	793,757
NRG Energy, Inc. 3.375%, 02/15/2029(a)	U.S.$	340	301,284
3.625%, 02/15/2031(a)		340	291,225
3.875%, 02/15/2032(a)		694	592,243
5.25%, 06/15/2029(a)		300	287,671
10.25%, 03/15/2028(a) (m)		3,572	3,761,173
Vistra Corp. 7.00%, 12/15/2026(a) (m)		3,713	3,618,360
8.00%, 10/15/2026(a) (m)		4,495	4,510,972
Vistra Operations Co. LLC 4.375%, 05/01/2029(a)		326	301,074
5.00%, 07/31/2027(a)		300	290,572
5.625%, 02/15/2027(a)		300	295,814

			15,044,145

Natural Gas – 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp. 5.75%, 05/20/2027		710	680,366
5.875%, 08/20/2026		530	512,432

			1,192,798

Other Utility – 0.1%
Solaris Midstream Holdings LLC 7.625%, 04/01/2026(a)		4,331	4,358,761

			20,595,704

Total Corporates - Non-Investment Grade (cost $1,929,195,557)			1,801,304,372

CORPORATES - INVESTMENT GRADE – 18.7%
Financial Institutions – 9.3%
Banking – 7.0%
AIB Group PLC 4.26%, 04/10/2025(a)		887	883,816
7.58%, 10/14/2026(a)		5,343	5,518,397
Ally Financial, Inc. 6.85%, 01/03/2030		1,494	1,541,907
8.00%, 11/01/2031		1,002	1,109,181
Series B 4.70%, 05/15/2026(m)		14,614	11,849,649
Banco de Credito del Peru SA 5.85%, 01/11/2029(a)		2,106	2,144,399
Banco Santander SA 3.225%, 11/22/2032		200	166,961
6.92%, 08/08/2033		7,200	7,594,555
9.625%, 05/21/2033(m)		5,000	5,383,149

	Principal Amount (000)		U.S. $ Value

Bank of America Corp. 2.97%, 02/04/2033	U.S.$	4,583	$3,910,366
Series B 8.05%, 06/15/2027		8,700	9,324,341
Barclays PLC 6.125%, 12/15/2025(m)		12,590	11,933,109
7.12%, 06/27/2034		2,695	2,847,535
BNP Paribas SA 4.625%, 02/25/2031(a) (m)		2,811	2,278,987
8.50%, 08/14/2028(a) (m)		2,618	2,719,065
BPCE SA 6.51%, 01/18/2035(a)		3,925	3,975,619
CaixaBank SA 6.84%, 09/13/2034(a)		4,443	4,729,656
Capital One Financial Corp. 6.05%, 02/01/2035		1,535	1,555,717
7.62%, 10/30/2031		4,386	4,844,401
Citigroup, Inc. 2.56%, 05/01/2032		5,407	4,522,977
7.625%, 11/15/2028(m)		2,136	2,186,963
Credit Agricole SA 8.125%, 12/23/2025(a) (m)		4,971	5,098,087
Deutsche Bank AG/New York NY 7.08%, 02/10/2034		4,299	4,384,736
7.15%, 07/13/2027		2,202	2,281,318
Dresdner Funding Trust I 8.15%, 06/30/2031(a)		816	908,413
Fifth Third Bancorp 5.63%, 01/29/2032		1,061	1,071,190
Goldman Sachs Group, Inc. (The) 2.615%, 04/22/2032		4,675	3,944,653
Series P 8.505% (SOFR + 3.14%), 03/04/2024(k) (m)		5,721	5,725,553
HSBC Holdings PLC 4.60%, 12/17/2030(m)		986	819,948
4.76%, 03/29/2033		3,458	3,212,543
6.375%, 03/30/2025(m)		418	413,297
8.11%, 11/03/2033		6,060	6,941,208
Intesa Sanpaolo SpA 4.20%, 06/01/2032(a)		390	322,923
4.95%, 06/01/2042(a)		1,000	727,513
5.02%, 06/26/2024(a)		3,198	3,180,512
5.71%, 01/15/2026(a)		1,145	1,141,715
6.625%, 06/20/2033(a)		3,768	3,871,431
7.00%, 11/21/2025(a)		972	995,841
7.20%, 11/28/2033(a)		2,389	2,549,963
JPMorgan Chase & Co. 2.96%, 01/25/2033		3,724	3,199,163
Series Q 8.82% (SOFR + 3.51%), 05/01/2024(k) (m)		4,444	4,470,117
Series R 8.87% (SOFR + 3.56%), 05/01/2024(k) (m)		323	324,819
Lloyds Banking Group PLC 7.50%, 06/27/2024(m)		798	789,084
7.50%, 09/27/2025(m)		1,219	1,191,522
7.95%, 11/15/2033		2,680	3,032,789
8.00%, 09/27/2029(m)		3,551	3,496,605
Morgan Stanley Series G 2.24%, 07/21/2032		5,576	4,558,323
PNC Financial Services Group, Inc. (The) 5.68%, 01/22/2035		1,911	1,961,878
Series R 8.68% (CME Term SOFR 3 Month + 3.30%), 03/01/2024(k) (m)		985	986,557
Santander Holdings USA, Inc. 6.17%, 01/09/2030		1,656	1,664,634
6.565%, 06/12/2029		3,034	3,142,079
7.66%, 11/09/2031		524	569,350

	Principal Amount (000)		U.S. $ Value

Santander UK Group Holdings PLC 6.83%, 11/21/2026	U.S.$	8,370	$8,547,848
Societe Generale SA 5.52%, 01/19/2028(a)		12,052	12,050,104
Standard Chartered PLC 6.17%, 01/09/2027(a)		1,187	1,205,692
6.19%, 07/06/2027(a)		619	629,128
7.09% (CME Term SOFR 3 Month + 1.51%), 01/30/2027(a) (h) (k) (m)		3,500	3,363,025
7.78%, 11/16/2025(a)		2,240	2,278,757
Swedbank AB
Series NC5 5.625%, 09/17/2024(a) (m)		600	592,785
Synchrony Bank 5.625%, 08/23/2027		1,521	1,495,898
Truist Financial Corp. Series L 8.75% (CME Term SOFR 3 Month + 3.36%), 12/15/2024(k) (m)		5,127	5,162,674
UBS Group AG 6.37%, 07/15/2026(a)		2,253	2,278,595
7.00%, 02/19/2025(a) (m)		6,302	6,290,030
9.25%, 11/13/2028(a) (m)		895	956,745
9.25%, 11/13/2033(a) (m)		812	890,123
UniCredit SpA 1.98%, 06/03/2027(a)		3,605	3,316,154
Wells Fargo & Co. 3.35%, 03/02/2033		4,075	3,576,822
7.625%, 09/15/2028(m)		450	473,238

			221,106,132

Finance – 1.1%
Air Lease Corp. Series B 4.65%, 06/15/2026(m)		5,818	5,364,821
Aircastle Ltd. 2.85%, 01/26/2028(a)		1,274	1,141,619
5.25%, 06/15/2026(a) (m)		2,836	2,488,136
5.95%, 02/15/2029(a)		1,925	1,924,970
Aviation Capital Group LLC 1.95%, 09/20/2026(a)		3,301	3,014,196
4.125%, 08/01/2025(a)		2,077	2,023,001
4.875%, 10/01/2025(a)		1,585	1,557,516
6.375%, 07/15/2030(a)		3,889	4,033,670
6.75%, 10/25/2028(a)		3,964	4,163,580
Huarong Finance 2017 Co., Ltd. 4.75%, 04/27/2027(a)		751	707,066
Series E 4.25%, 11/07/2027(a)		270	247,725
Huarong Finance 2019 Co., Ltd. Series E 3.25%, 11/13/2024(a)		708	688,693
3.75%, 05/29/2024(a)		412	407,105
Huarong Finance II Co., Ltd. Series E 4.625%, 06/03/2026(a)		2,519	2,401,709
4.875%, 11/22/2026(a)		710	676,497
5.50%, 01/16/2025(a)		3,149	3,101,765
ILFC E-Capital Trust II 7.44% (CME Term SOFR 3 Month + 2.06%), 12/21/2065(a) (k)		1,500	1,186,045

			35,128,114

Insurance – 0.9%
Liberty Mutual Group, Inc. 7.80%, 03/15/2037(a)		12,355	12,581,114
MetLife Capital Trust IV 7.875%, 12/15/2037(a)		9,269	10,036,489
MetLife, Inc. 10.75%, 08/01/2039		1,745	2,360,008

	Principal Amount (000)		U.S. $ Value

Nationwide Mutual Insurance Co. 7.94% (CME Term SOFR 3 Month + 2.29%), 12/15/2024(a) (k)	U.S.$	5,000	$5,009,741

			29,987,352

REITs – 0.3%
Trust Fibra Uno 4.87%, 01/15/2030(a)		4,994	4,544,540
VICI Properties LP/VICI Note Co., Inc. 4.625%, 06/15/2025(a)		1,279	1,260,692
5.625%, 05/01/2024(a)		2,333	2,329,929

			8,135,161

			294,356,759

Industrial – 8.8%
Basic – 0.9%
AngloGold Ashanti Holdings PLC 3.375%, 11/01/2028		1,945	1,750,500
Braskem Netherlands Finance BV 4.50%, 01/10/2028(a)		3,344	2,883,364
4.50%, 01/31/2030(a)		4,684	3,691,461
7.25%, 02/13/2033(a)		899	796,308
8.50%, 01/12/2031(a)		1,662	1,579,530
Celanese US Holdings LLC 6.35%, 11/15/2028		1,424	1,483,241
Freeport Indonesia PT 4.76%, 04/14/2027(a)		696	682,080
Glencore Funding LLC 6.50%, 10/06/2033(a)		4,237	4,619,082
Nexa Resources SA 6.50%, 01/18/2028(a)		3,219	3,224,794
Olin Corp. 5.125%, 09/15/2027		540	525,193
5.625%, 08/01/2029		3,127	3,087,246
Sociedad Quimica y Minera de Chile SA 6.50%, 11/07/2033(a)		2,648	2,727,440
UPL Corp., Ltd. 4.50%, 03/08/2028(a)		1,084	982,714
4.625%, 06/16/2030(a)		2,376	2,053,755

			30,086,708

Capital Goods – 0.1%
Howmet Aerospace, Inc. 5.90%, 02/01/2027		805	817,016
Regal Rexnord Corp. 6.30%, 02/15/2030(a)		852	874,625
Textron Financial Corp. 7.38% (CME Term SOFR 3 Month + 2.00%), 02/15/2042(a) (k)		125	105,085

			1,796,726

Communications - Media – 0.7%
DIRECTV Financing LLC 8.875%, 02/01/2030(a) (c)		2,829	2,851,946
DIRECTV Financing LLC/Directv Financing Co-Obligor, Inc. 5.875%, 08/15/2027(a)		8,766	8,327,899
Discovery Communications LLC 4.125%, 05/15/2029		736	697,278
Prosus NV 3.06%, 07/13/2031(a)		6,509	5,223,473
4.03%, 08/03/2050(a)		1,341	851,535
Warnermedia Holdings, Inc. 4.28%, 03/15/2032		4,249	3,890,065
Weibo Corp. 3.375%, 07/08/2030		1,896	1,639,926

			23,482,122

Communications - Telecommunications – 0.2%
Sprint Capital Corp. 8.75%, 03/15/2032		3,300	4,053,950

	Principal Amount (000)		U.S. $ Value

Sprint LLC 7.625%, 03/01/2026	U.S.$	137	$143,004
Xiaomi Best Time International Ltd. 3.375%, 04/29/2030(a)		2,112	1,873,365

			6,070,319

Consumer Cyclical - Automotive – 2.3%
Ford Motor Co. 3.25%, 02/12/2032		11,331	9,384,000
6.10%, 08/19/2032		2,919	2,918,740
Ford Motor Credit Co. LLC 2.70%, 08/10/2026		388	360,674
4.95%, 05/28/2027		3,213	3,144,763
5.11%, 05/03/2029		1,800	1,747,594
5.125%, 06/16/2025		538	533,252
6.80%, 05/12/2028		4,854	5,039,008
7.35%, 11/04/2027		7,208	7,578,702
General Motors Financial Co., Inc. 2.35%, 01/08/2031		1,925	1,595,667
2.70%, 06/10/2031		5,534	4,621,039
3.60%, 06/21/2030		962	870,951
5.85%, 04/06/2030		597	613,194
6.40%, 01/09/2033		6,351	6,721,267
Harley-Davidson Financial Services, Inc. 6.50%, 03/10/2028(a)		13,050	13,458,505
Hyundai Capital America 6.10%, 09/21/2028(a)		6,290	6,570,978
Nissan Motor Acceptance Co. LLC 1.85%, 09/16/2026(a)		393	355,537
2.45%, 09/15/2028(a)		3,310	2,849,538
2.75%, 03/09/2028(a)		5,326	4,713,633
Nissan Motor Co., Ltd. 4.81%, 09/17/2030(a)		434	404,939

			73,481,981

Consumer Cyclical - Entertainment – 0.2%
Mattel, Inc. 3.75%, 04/01/2029(a)		5,792	5,311,049

Consumer Cyclical - Other – 0.7%
GENM Capital Labuan Ltd. 3.88%, 04/19/2031(a)		391	334,794
International Game Technology PLC 3.50%, 06/15/2026(a)	EUR	1,026	1,093,401
Las Vegas Sands Corp. 3.50%, 08/18/2026	U.S.$	268	255,879
MDC Holdings, Inc. 6.00%, 01/15/2043		9,963	10,080,988
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%, 04/16/2029(a)		900	796,923
4.625%, 04/06/2031(a)		5,800	4,839,960
8.45%, 07/27/2030(a)		900	940,633
Sands China Ltd. 3.50%, 08/08/2031(i)		675	558,774
4.625%, 06/18/2030(i)		2,225	2,034,346
5.65%, 08/08/2028(i)		1,104	1,081,478

			22,017,176

Consumer Cyclical - Retailers – 0.4%
Macy’s Retail Holdings LLC 5.875%, 04/01/2029(a)		1,195	1,158,250
5.875%, 03/15/2030(a)		4,253	4,032,653
6.125%, 03/15/2032(a)		2,121	2,004,950
Tapestry, Inc. 7.05%, 11/27/2025		340	347,872
7.70%, 11/27/2030		3,608	3,833,612
7.85%, 11/27/2033		1,093	1,168,806

			12,546,143

	Principal Amount (000)		U.S. $ Value

Consumer Non-Cyclical – 1.2%
Altria Group, Inc. 6.875%, 11/01/2033	U.S.$	3,640	$4,008,420
BAT Capital Corp. 6.42%, 08/02/2033		4,358	4,557,163
7.75%, 10/19/2032		2,504	2,833,418
Bayer US Finance LLC 6.375%, 11/21/2030(a)		5,737	5,852,476
Charles River Laboratories International, Inc. 3.75%, 03/15/2029(a)		3,048	2,778,023
4.00%, 03/15/2031(a)		2,554	2,269,706
IQVIA, Inc. 5.70%, 05/15/2028(a)		958	976,554
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL 6.75%, 03/15/2034(a)		4,861	5,131,736
Pilgrim’s Pride Corp. 3.50%, 03/01/2032		5,244	4,429,191
6.875%, 05/15/2034		5,713	6,099,349

			38,936,036

Energy – 1.5%
Apache Corp. 5.10%, 09/01/2040		1,548	1,330,387
Columbia Pipelines Operating Co. LLC 5.93%, 08/15/2030(a)		829	861,862
Continental Resources, Inc./OK 2.875%, 04/01/2032(a)		383	312,660
5.75%, 01/15/2031(a)		788	783,821
Ecopetrol SA 4.625%, 11/02/2031		2,197	1,799,782
8.625%, 01/19/2029		6,145	6,490,656
EQT Corp. 5.75%, 02/01/2034		1,837	1,838,657
Hunt Oil Co. of Peru LLC Sucursal Del Peru 8.55%, 09/18/2033(a)		1,452	1,544,057
KazMunayGas National Co. JSC 4.75%, 04/19/2027(a)		1,189	1,156,674
5.375%, 04/24/2030(a)		5,100	4,982,700
Occidental Petroleum Corp. 5.875%, 09/01/2025		346	348,571
7.50%, 05/01/2031		3,487	3,896,188
8.875%, 07/15/2030		558	655,284
Oleoducto Central SA 4.00%, 07/14/2027(a)		610	562,916
ONEOK, Inc. 6.05%, 09/01/2033		2,579	2,706,665
Ovintiv, Inc. 6.25%, 07/15/2033		2,855	2,972,775
6.50%, 02/01/2038		1,273	1,316,690
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(a)		4,529	3,713,780
TransCanada PipeLines Ltd. 7.85% (CME Term SOFR 3 Month + 2.21%), 05/15/2067(k)		2,500	2,108,488
Var Energi ASA 7.50%, 01/15/2028(a)		2,151	2,284,805
8.00%, 11/15/2032(a)		4,260	4,825,580
Western Midstream Operating LP 3.95%, 06/01/2025		1,033	1,011,833

			47,504,831

Services – 0.2%
GTCR W-2 Merger Sub LLC 7.50%, 01/15/2031(a)		4,362	4,544,796
GTCR W-2 Merger Sub LLC/GTCR W Dutch Finance Sub BV 8.50%, 01/15/2031(a)	GBP	369	502,373

			5,047,169

	Principal Amount (000)		U.S. $ Value

Technology – 0.2%
Lenovo Group Ltd. 3.42%, 11/02/2030(a)	U.S.$	735	$649,475
5.83%, 01/27/2028(a)		2,591	2,639,607
Western Digital Corp. 2.85%, 02/01/2029		203	173,770
3.10%, 02/01/2032		541	430,505
Xiaomi Best Time International Ltd. 2.875%, 07/14/2031(a)		1,689	1,407,376

			5,300,733

Transportation - Airlines – 0.1%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(a)		2,971	2,922,184

Transportation - Railroads – 0.0%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)		1,687	1,541,690

Transportation - Services – 0.1%
AerCap Global Aviation Trust 6.50%, 06/15/2045(a)		3,384	3,381,183

			279,426,050

Utility – 0.6%
Electric – 0.6%
Alexander Funding Trust II 7.47%, 07/31/2028(a)		1,615	1,706,222
Cometa Energia SA de CV 6.375%, 04/24/2035(a)		1,649	1,585,532
Electricite de France SA 9.125%, 03/15/2033(a) (m)		1,365	1,529,192
Minejesa Capital BV 4.625%, 08/10/2030(a)		2,102	1,989,249
Niagara Mohawk Power Corp. 5.29%, 01/17/2034(a)		2,733	2,734,393
NRG Energy, Inc. 4.45%, 06/15/2029(a)		506	479,659
7.00%, 03/15/2033(a)		1,192	1,257,083
Palomino Funding Trust I 7.23%, 05/17/2028(a)		5,475	5,764,536

			17,045,866

Other Utility – 0.0%
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.875%, 02/15/2039(a)		743	764,473

			17,810,339

Total Corporates - Investment Grade (cost $584,817,251)			591,593,148

EMERGING MARKETS - CORPORATE BONDS – 6.2%
Industrial – 5.5%
Basic – 1.5%
Braskem Idesa SAPI 6.99%, 02/20/2032(a)		2,509	1,634,770
7.45%, 11/15/2029(a)		6,736	4,654,239
Cia de Minas Buenaventura SAA 5.50%, 07/23/2026(a)		3,245	3,082,750
CSN Inova Ventures 6.75%, 01/28/2028(a)		10,378	9,936,935
Eldorado Gold Corp. 6.25%, 09/01/2029(a)		4,648	4,415,925
First Quantum Minerals Ltd. 6.875%, 10/15/2027(a)		8,370	7,434,150
Indika Energy Capital IV Pte Ltd. 8.25%, 10/22/2025(a)		3,899	3,900,218
JSW Steel Ltd.
3.95%, 04/05/2027(a)		813	755,074
5.05%, 04/05/2032(a)		2,171	1,915,908

	Principal Amount (000)		U.S. $ Value

Sasol Financing USA LLC 8.75%, 05/03/2029(a)	U.S.$	2,588	$2,635,037
Stillwater Mining Co. 4.00%, 11/16/2026(a)		2,031	1,793,627
4.50%, 11/16/2029(a)		1,878	1,473,056
Vedanta Resources Finance II PLC 13.875%, 01/21/2027(a)		2,186	2,056,480
Volcan Cia Minera SAA 4.375%, 02/11/2026(a)		1,384	788,880

			46,477,049

Capital Goods – 0.4%
Cemex SAB de CV 5.125%, 06/08/2026(a) (m)		4,107	3,897,543
Embraer Netherlands Finance BV 5.40%, 02/01/2027		8,145	8,063,550
IHS Holding Ltd. 5.625%, 11/29/2026(a)		1,193	1,071,463
6.25%, 11/29/2028(a)		537	451,080
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(g)		8,966	2,690

			13,486,326

Communications - Media – 0.1%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(a)		4,541	3,831,469
Telecomunicaciones Digitales SA 4.50%, 01/30/2030(a)		443	384,856
VTR Finance NV 6.375%, 07/15/2028(g)		377	144,438

			4,360,763

Communications - Telecommunications – 0.1%
CT Trust 5.125%, 02/03/2032(a)		2,145	1,879,943
Digicel Group Holdings Ltd. Zero Coupon, 12/31/2030(c) (g)		691	10,326

			1,890,269

Consumer Cyclical - Other – 1.2%
Allwyn Entertainment Financing UK PLC 8.13% (EURIBOR 3 Month + 4.13%), 02/15/2028(a) (k)	EUR	3,827	4,174,085
Allwyn International AS 3.875%, 02/15/2027(a)		744	776,904
Melco Resorts Finance Ltd. 5.375%, 12/04/2029(a)	U.S.$	6,251	5,539,949
5.625%, 07/17/2027(a)		3,599	3,388,531
5.75%, 07/21/2028(a)		3,277	3,047,610
MGM China Holdings Ltd. 4.75%, 02/01/2027(a)		8,457	7,907,295
5.25%, 06/18/2025(a)		437	424,846
5.375%, 05/15/2024(a)		2,104	2,093,754
Studio City Co., Ltd. 7.00%, 02/15/2027(a)		1,338	1,322,111
Studio City Finance Ltd. 5.00%, 01/15/2029(a)		2,502	2,126,700
6.00%, 07/15/2025(a)		1,011	989,506
6.50%, 01/15/2028(a)		224	207,200
Wynn Macau Ltd. 5.125%, 12/15/2029(a)		2,333	2,067,621
5.50%, 01/15/2026(a)		825	797,156
5.50%, 10/01/2027(a)		1,100	1,030,906
5.625%, 08/26/2028(a)		2,442	2,260,071

			38,154,245

Consumer Cyclical - Retailers – 0.1%
Falabella SA 3.375%, 01/15/2032(a)		3,073	2,274,020
3.75%, 10/30/2027(a)		1,709	1,495,375

	Principal Amount (000)		U.S. $ Value

K201640219 South Africa Ltd. Zero Coupon, 06/25/2023(c) (d) (e) (f)	ZAR	230	$0
K2016470219 South Africa Ltd. 3.00%, 12/31/2022(c) (d) (e) (f) (g)	U.S.$	5,622	0
K2016470260 South Africa Ltd. 25.00%, 12/31/2022(a) (c) (d) (e) (f)		3,942	0

			3,769,395

Consumer Non-Cyclical – 0.9%
BBFI Liquidating Trust Zero Coupon, 12/30/2099(c) (e) (g)		2,174	949,333
BRF SA 4.875%, 01/24/2030(a)		1,952	1,722,030
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029(a)		1,443	1,341,990
MARB BondCo PLC 3.95%, 01/29/2031(a)		7,573	6,012,962
Natura Cosmeticos SA 4.125%, 05/03/2028(a)		1,117	1,018,215
Rede D’or Finance SARL 4.50%, 01/22/2030(a)		1,785	1,577,940
4.95%, 01/17/2028(a)		1,820	1,714,781
Teva Pharmaceutical Finance Netherlands II BV 3.75%, 05/09/2027	EUR	2,758	2,874,164
Teva Pharmaceutical Finance Netherlands III BV 4.75%, 05/09/2027	U.S.$	2,251	2,161,028
5.125%, 05/09/2029(h)		2,251	2,161,658
7.875%, 09/15/2029		2,840	3,063,810
8.125%, 09/15/2031		2,840	3,123,197
Tonon Luxembourg SA 6.50%, 10/31/2024(f) (g) (n)		2,437	244
Ulker Biskuvi Sanayi AS 6.95%, 10/30/2025(a)		1,248	1,221,870
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(c) (d) (e) (f) (g)		13,674	1,367
10.875%, 01/13/2020(c) (d) (e) (f) (g)		2,500	250
11.75%, 02/09/2022(c) (d) (e) (f) (g)		13,613	1,361

			28,946,200

Energy – 0.9%
Acu Petroleo Luxembourg SARL 7.50%, 01/13/2032(a)		2,079	1,982,362
Canacol Energy Ltd. 5.75%, 11/24/2028(a)		2,107	1,469,237
Cosan Luxembourg SA 5.50%, 09/20/2029(a)		2,027	1,907,280
Geopark Ltd. 5.50%, 01/17/2027(a)		1,883	1,669,986
Gran Tierra Energy, Inc. 9.50%, 10/15/2029(a) (h)		2,785	2,454,281
Greenko Wind Projects Mauritius Ltd. 5.50%, 04/06/2025(a)		3,868	3,790,640
Kosmos Energy Ltd. 7.50%, 03/01/2028(a)		1,668	1,542,900
Leviathan Bond Ltd. 6.125%, 06/30/2025(a)		2,565	2,465,628
6.50%, 06/30/2027(a)		3,495	3,245,283
Medco Maple Tree Pte Ltd. 8.96%, 04/27/2029(a)		1,936	1,979,560
MV24 Capital BV 6.75%, 06/01/2034(a)		2,559	2,385,348
ReNew Pvt. Ltd. 5.875%, 03/05/2027(a)		220	212,872
SEPLAT Energy PLC 7.75%, 04/01/2026(a)		876	808,110
SierraCol Energy Andina LLC 6.00%, 06/15/2028(a)		2,354	1,969,268

			27,882,755

	Principal Amount (000)		U.S. $ Value

Services – 0.1%
Bidvest Group UK PLC (The) 3.625%, 09/23/2026(a)	U.S.$	1,631	$1,516,830

Technology – 0.2%
CA Magnum Holdings 5.375%, 10/31/2026(a)		8,243	7,696,901

Transportation - Services – 0.0%
JSW Infrastructure Ltd. 4.95%, 01/21/2029(a)		564	525,225

			174,705,958

Utility – 0.5%
Electric – 0.5%
Adani Green Energy Ltd. 4.375%, 09/08/2024(a)		2,044	2,002,609
AES Andes SA 6.35%, 10/07/2079(a)		2,632	2,482,424
Continuum Energy Aura Pte Ltd. 9.50%, 02/24/2027(a)		1,269	1,311,892
Diamond II Ltd. 7.95%, 07/28/2026(a)		2,614	2,647,636
India Clean Energy Holdings 4.50%, 04/18/2027(a)		2,606	2,337,256
Investment Energy Resources Ltd. 6.25%, 04/26/2029(a)		1,321	1,250,300
JSW Hydro Energy Ltd. 4.125%, 05/18/2031(a)		1,373	1,199,244

			13,231,361

Other Utility – 0.0%
Aegea Finance SARL 9.00%, 01/20/2031(a)		484	509,958

			13,741,319

Financial Institutions – 0.2%
Banking – 0.2%
Turkiye Vakiflar Bankasi TAO 9.00%, 10/12/2028(a)		2,914	3,041,983
Yapi ve Kredi Bankasi AS 9.25%, 10/16/2028(a)		1,500	1,579,687

			4,621,670

Other Finance – 0.0%
OEC Finance Ltd. 4.375%, 10/25/2029(a) (b) (i)		329	13,140
5.25%, 12/27/2033(a) (b) (i)		5,947	267,614
7.125%, 12/26/2046(a) (b) (i)		12,605	701,955

			982,709

REITs – 0.0%
Yango Justice International Ltd. 7.50%, 04/15/2024(a) (f) (n)		344	860
7.50%, 02/17/2025(a) (f) (n)		918	2,295
7.875%, 09/04/2024(a) (f) (n)		251	628
8.25%, 11/25/2023(a) (d) (f)		400	1,000

			4,783

			5,609,162

Total Emerging Markets - Corporate Bonds (cost $260,580,122)			194,056,439

COLLATERALIZED MORTGAGE OBLIGATIONS – 4.8%
Risk Share Floating Rate – 4.4%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Debt Notes 2015-DNA1 Series 2015-DNA1, Class B 14.66% (CME Term SOFR + 9.31%), 10/25/2027(k)		896	955,523

	Principal Amount (000)		U.S. $ Value

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Debt Notes 2015-DNA2 Series 2015-DNA2, Class B 13.01% (CME Term SOFR + 7.66%), 12/25/2027(k)	U.S.$	13,631	$14,290,122
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Debt Notes 2015-DNA3 Series 2015-DNA3, Class B 14.81% (CME Term SOFR + 9.46%), 04/25/2028(k)		7,440	8,113,520
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Debt Notes 2015-HQA1 Series 2015-HQA1, Class B 14.26% (CME Term SOFR + 8.91%), 03/25/2028(k)		12,400	12,853,614
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Debt Notes 2015-HQA2 Series 2015-HQA2, Class B 15.96% (CME Term SOFR + 10.61%), 05/25/2028(k)		6,951	7,493,336
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Debt Notes 2015-HQ2 Series 2015-HQ2, Class B 13.41% (CME Term SOFR + 8.06%), 05/25/2025(k)		283	297,246
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Debt Notes 2016-DNA2 Series 2016-DNA2, Class B 15.96% (CME Term SOFR + 10.61%), 10/25/2028(k)		4,996	5,568,898
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Debt Notes 2016-DNA3 Series 2016-DNA3, Class B 16.71% (CME Term SOFR + 11.36%), 12/25/2028(k)		4,420	5,021,002
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Debt Notes 2016-DNA4 Series 2016-DNA4, Class B 14.06% (CME Term SOFR + 8.71%), 03/25/2029(k)		1,804	1,962,662
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Debt Notes 2016-HQA1 Series 2016-HQA1, Class B 18.21% (CME Term SOFR + 12.86%), 09/25/2028(k)		2,975	3,446,795
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Debt Notes 2016-HQA2 Series 2016-HQA2, Class B 16.96% (CME Term SOFR + 11.61%), 11/25/2028(k)		3,905	4,425,258
Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C01, Class 1B 17.21% (CME Term SOFR + 11.86%), 08/25/2028(k)		4,001	4,618,381
Series 2016-C02, Class 1B 17.71% (CME Term SOFR + 12.36%), 09/25/2028(k)		2,876	3,381,268

	Principal Amount (000)		U.S. $ Value

Series 2016-C03, Class 1B 17.21% (CME Term SOFR + 11.86%), 10/25/2028(k)	U.S.$	7,084	$8,276,851
Series 2016-C03, Class 2B 18.21% (CME Term SOFR + 12.86%), 10/25/2028(k)		3,933	4,629,345
Series 2016-C04, Class 1B 15.71% (CME Term SOFR + 10.36%), 01/25/2029 (k)		13,227	15,110,278
Series 2016-C05, Class 2B 16.21% (CME Term SOFR + 10.86%), 01/25/2029(k)		11,974	13,665,009
Series 2016-C06, Class 1B 14.71% (CME Term SOFR + 9.36%), 04/25/2029(k)		8,443	9,543,199
Series 2016-C07, Class 2B 14.96% (CME Term SOFR + 9.61%), 05/25/2029(k)		10,240	11,534,193
JP Morgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 10.96% (CME Term SOFR + 5.61%), 10/25/2025(a) (k)		1,990	2,030,503
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 10.71% (CME Term SOFR + 5.36%), 11/25/2025(a) (k)		1,337	1,367,037
Series 2015-WF1, Class 2M2 10.96% (CME Term SOFR + 5.61%), 11/25/2025(a) (k)		641	665,604

			139,249,644

Non-Agency Fixed Rate – 0.3%
Alternative Loan Trust Series 2006-42, Class 1A6 6.00%, 01/25/2047		824	430,941
Series 2006-24CB, Class A15 5.75%, 08/25/2036		1,916	1,042,647
Series 2006-24CB, Class A16 5.75%, 08/25/2036		366	199,347
Series 2006-26CB, Class A6 6.25%, 09/25/2036		190	96,935
Series 2006-26CB, Class A8 6.25%, 09/25/2036		717	366,306
Series 2006-HY12, Class A5 4.15%, 08/25/2036		1,967	1,793,873
Series 2006-J1, Class 1A10 5.50%, 02/25/2036		648	448,959
Series 2006-J5, Class 1A1 6.50%, 09/25/2036		609	338,406
Series 2007-15CB, Class A19 5.75%, 07/25/2037		355	205,606
Series 2007-16CB, Class 1A7 6.00%, 08/25/2037		337	252,724
Bear Stearns ARM Trust Series 2007-3, Class 1A1 3.88%, 05/25/2047		309	272,963
Series 2007-4, Class 22A1 4.07%, 06/25/2047		1,223	1,082,608
ChaseFlex Trust Series 2007-1, Class 1A3 6.50%, 02/25/2037		472	161,219
CHL Mortgage Pass-Through Trust Series 2007-HY4, Class 1A1 4.43%, 09/25/2047		335	289,870
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 4.39%, 03/25/2037		199	164,498
CitiMortgage Alternative Loan Trust Series 2007-A3, Class 1A4 5.75%, 03/25/2037		537	477,848

	Principal Amount (000)		U.S. $ Value

First Horizon Alternative Mortgage Securities Trust Series 2006-AA3, Class A1 5.88%, 06/25/2036	U.S.$	240	$184,273
Residential Accredit Loans, Inc. Trust Series 2005-QA10, Class A31 5.06%, 09/25/2035		1,163	780,907
Series 2005-QS14, Class 3A1 6.00%, 09/25/2035		707	582,083
Residential Asset Securitization Trust Series 2006-A8, Class 3A4 6.00%, 08/25/2036		493	232,318
Series 2007-A1, Class A8 6.00%, 03/25/2037		857	278,568
Series 2007-A5, Class 2A3 6.00%, 05/25/2037		213	108,805
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-9, Class A4 4.28%, 10/25/2036		1,557	434,300
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 5.89%, 12/28/2037		1,109	953,947

			11,179,951

Non-Agency Floating Rate – 0.1%
Alternative Loan Trust Series 2007-7T2, Class A3 6.00% (CME Term SOFR 1 Month + 0.71%), 04/25/2037(k)		2,055	723,977
CHL Mortgage Pass-Through Trust Series 2007-13, Class A7 6.00% (CME Term SOFR 1 Month + 0.71%), 08/25/2037(k)		305	121,349
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A10 5.70% (CME Term SOFR 1 Month + 0.36%), 04/25/2037(k)		899	211,082
Lehman Mortgage Trust Series 2007-1, Class 3A1 5.70% (CME Term SOFR 1 Month + 0.36%), 02/25/2037(k)		2,853	403,989
Series 2007-1, Class 3A2 1.80% (7.14% - CME Term SOFR 1 Month), 02/25/2037(k) (o)		2,853	221,742
Lehman XS Trust Series 2007-16N, Class 2A2 7.15% (CME Term SOFR 1 Month + 1.81%), 09/25/2047(k)		337	290,723
PHH Alternative Mortgage Trust Series 2007-1, Class 1A1 5.77% (CME Term SOFR 1 Month + 0.43%), 02/25/2037(k)		371	271,039
Series 2007-2, Class 1A3 6.11% (CME Term SOFR 1 Month + 0.77%), 05/25/2037(k)		191	164,659

			2,408,560

Total Collateralized Mortgage Obligations (cost $146,681,963)			152,838,155

BANK LOANS – 3.3%
Industrial – 2.9%
Capital Goods – 0.1%
ACProducts Holdings, Inc. 9.86% (CME Term SOFR 3 Month + 4.25%), 05/17/2028(p)		5,180	4,467,113
Apex Tool Group LLC 10.69% (CME Term SOFR 1 Month + 5.25%), 02/08/2029(p)		186	164,108

			4,631,221

	Principal Amount (000)		U.S. $ Value

Communications - Media – 0.2%
Advantage Sales & Marketing, Inc. 10.09% (CME Term SOFR 3 Month + 4.50%), 10/28/2027(p)	U.S.$	3,021	$2,998,687
DIRECTV Financing, LLC 10.58% (CME Term SOFR 3 Month + 5.00%), 08/02/2029(p)		2,464	2,461,195

			5,459,882

Communications - Telecommunications – 0.7%
Crown Subsea Communications Holding, Inc. 01/26/2031(c) (p) (q)	U.S.$	6,910	6,910,000
Proofpoint, Inc. 11.70% (CME Term SOFR 1 Month + 6.25%), 08/31/2029(p)		6,492	6,485,540
Zacapa SARL 9.35% (CME Term SOFR 3 Month + 4.00%), 03/22/2029(p)		7,572	7,530,816

			20,926,356

Consumer Cyclical - Automotive – 0.1%
Garrett Motion SARL 9.81% (CME Term SOFR 3 Month + 4.50%), 04/30/2028(c) (p)		3,136	3,135,714

Consumer Non-Cyclical – 0.5%
Gainwell Acquisition Corp. 9.45% (CME Term SOFR 3 Month + 4.00%), 10/01/2027(p)		6,761	6,564,834
PetSmart LLC 9.18% (CME Term SOFR 1 Month + 3.75%), 02/11/2028(p)		5,692	5,658,350
US Radiology Specialists, Inc. 10.75% (CME Term SOFR 3 Month + 5.25%), 12/15/2027(p)		4,654	4,630,141

			16,853,325

Energy – 0.5%
GIP II Blue Holding LP 9.97% (CME Term SOFR 1 Month + 4.50%), 09/29/2028(p)		10,187	10,185,437
Parkway Generation LLC 10.32% (CME Term SOFR 3 Month + 9.50%), 02/18/2029(p)		5,620	5,531,151

			15,716,588

Other Industrial – 0.2%
American Tire Distributors, Inc. 11.83% (CME Term SOFR 3 Month + 6.25%), 10/20/2028(p)		5,030	4,314,790
Dealer Tire Financial LLC 9.08% (CME Term SOFR 1 Month + 3.75%), 12/14/2027(p)		1,579	1,576,978
Rockwood Service Corp. 9.70% (CME Term SOFR 1 Month + 4.25%), 01/23/2027(p)		490	490,622

			6,382,390

Technology – 0.5%
Ascend Learning LLC 11.18% (CME Term SOFR 1 Month + 5.75%), 12/10/2029(p)		2,940	2,710,327
Boxer Parent Co., Inc. 9.60% (CME Term SOFR 3 Month + 4.25%), 12/29/2028(p)		8,493	8,497,587
FINThrive Software Intermediate Holdings, Inc. 12.20% (CME Term SOFR 1 Month + 6.75%), 12/17/2029(p)		2,810	1,689,513
Loyalty Ventures, Inc. 14.00% (PRIME 3 Month + 5.50%), 11/03/2027(c) (f) (n) (p)		5,905	51,665

	Principal Amount (000)		U.S. $ Value

Veritas US, Inc. 10.45% (CME Term SOFR 1 Month + 5.00%), 09/01/2025(p)	U.S.$	3,514	$3,017,894

			15,966,986

Transportation - Airlines – 0.1%
Delta Air Lines, Inc. 10/20/2027(p) (q)		1,539	1,572,981

			90,645,443

Financial Institutions – 0.2%
Finance – 0.0%
Orbit Private Holdings I Ltd. 9.93% (CME Term SOFR 6 Month + 4.50%), 12/11/2028(p)		882	883,834

Insurance – 0.2%
Asurion LLC 9.68% (CME Term SOFR 1 Month + 4.25%), 08/19/2028(p)		6,183	6,106,850

			6,990,684

Utility – 0.2%
Electric – 0.2%
Granite Generation LLC 9.20% (CME Term SOFR 1 Month + 3.75%), 11/09/2026(p)		7,016	6,985,193

Total Bank Loans (cost $112,651,009)			104,621,320

EMERGING MARKETS - SOVEREIGNS – 2.7%
Angola – 0.4%
Angolan Government International Bond 8.00%, 11/26/2029(a)		6,204	5,381,970
9.125%, 11/26/2049(a)		286	225,583
9.50%, 11/12/2025(a)		5,861	5,750,813

			11,358,366

Argentina – 0.1%
Argentine Republic Government International Bond 0.75%, 07/09/2030(i)		1,687	682,360
1.00%, 07/09/2029		2,895	1,163,954
3.50%, 07/09/2041(i)		991	329,062
3.625%, 07/09/2035(i)		2,063	690,123
4.25%, 01/09/2038(i)		4,145	1,591,667

			4,457,166

Bahrain – 0.1%
Bahrain Government International Bond 5.45%, 09/16/2032(a)		468	421,785
6.75%, 09/20/2029(a)		1,973	1,980,399
7.00%, 10/12/2028(a)		1,673	1,712,733

			4,114,917

Cote D’Ivoire – 0.3%
Ivory Coast Government International Bond 4.875%, 01/30/2032(a)	EUR	7,815	7,073,249
6.375%, 03/03/2028(a)	U.S.$	3,087	3,005,966
6.625%, 03/22/2048(a)	EUR	732	620,003

			10,699,218

Dominican Republic – 0.4%
Dominican Republic International Bond 8.625%, 04/20/2027(a)	U.S.$	12,151	12,705,389

Ecuador – 0.0%
Ecuador Government International Bond 3.50%, 07/31/2035(a) (i)		2,564	1,039,583

	Principal Amount (000)		U.S. $ Value

Egypt – 0.1%
Egypt Government International Bond 8.70%, 03/01/2049(a)	U.S.$	612	$379,440
8.875%, 05/29/2050(a)		4,471	2,805,552

			3,184,992

El Salvador – 0.2%
El Salvador Government International Bond 6.375%, 01/18/2027(a)		3,407	3,025,416
7.125%, 01/20/2050(a)		2,430	1,731,375
8.625%, 02/28/2029(a)		1,600	1,438,400

			6,195,191

Nigeria – 0.5%
Nigeria Government International Bond 6.125%, 09/28/2028(a)		8,820	7,662,375
6.50%, 11/28/2027(a)		2,200	1,992,100
7.14%, 02/23/2030(a)		5,188	4,526,530
7.70%, 02/23/2038(a)		671	528,882

			14,709,887

Senegal – 0.3%
Senegal Government International Bond 4.75%, 03/13/2028(a)	EUR	1,709	1,687,620
6.25%, 05/23/2033(a)	U.S.$	5,674	4,893,825
6.75%, 03/13/2048(a)		3,641	2,712,545

			9,293,990

Ukraine – 0.1%
Ukraine Government International Bond 7.25%, 03/15/2035(a) (i)		3,980	900,475
7.375%, 09/25/2034(a) (i)		3,486	787,836
7.75%, 09/01/2025(a) (i)		5,795	1,584,933

			3,273,244

Venezuela – 0.2%
Venezuela Government International Bond 7.65%, 04/21/2025(a) (f) (n)		6,636	962,220
9.00%, 05/07/2023(a) (d) (f)		538	75,320
9.25%, 09/15/2027(f) (n)		18,939	3,380,612
9.25%, 05/07/2028(a) (f) (n)		1,500	242,250

			4,660,402

Total Emerging Markets - Sovereigns (cost $116,707,441)			85,692,345

COLLATERALIZED LOAN OBLIGATIONS – 2.2%
CLO - Floating Rate – 2.2%
Ares XXXIV CLO Ltd. Series 2015-2A, Class CR 7.58% (CME Term SOFR 3 Month + 2.26%), 04/17/2033(a) (k)		11,494	11,319,473
Ballyrock CLO 15 Ltd. Series 2021-1A, Class D 11.80% (CME Term SOFR 3 Month + 6.48%), 04/15/2034(a) (k)		2,000	1,910,002
Bristol Park CLO Ltd. Series 2016-1A, Class DR 8.53% (CME Term SOFR 3 Month + 3.21%), 04/15/2029(a) (k)		5,000	5,001,455
Dryden 78 CLO Ltd. Series 2020-78A, Class C 7.53% (CME Term SOFR 3 Month + 2.21%), 04/17/2033(a) (k)		2,270	2,242,874
Series 2020-78A, Class D 8.58% (CME Term SOFR 3 Month + 3.26%), 04/17/2033(a) (k)		11,286	11,187,669

	Principal Amount (000)		U.S. $ Value

Elevation CLO Ltd. Series 2020-11A, Class C 7.78% (CME Term SOFR 3 Month + 2.46%), 04/15/2033(a) (k)	U.S.$	3,505	$3,392,111
Series 2020-11A, Class D1 9.43% (CME Term SOFR 3 Month + 4.11%), 04/15/2033(a) (k)		5,438	5,415,137
Elmwood CLO VIII Ltd. Series 2021-1A, Class E1 11.58% (CME Term SOFR 3 Month + 6.26%), 01/20/2034(a) (k)		1,786	1,769,580
Flatiron CLO 21 Ltd. Series 2021-1A, Class E 11.57% (CME Term SOFR 3 Month + 6.26%), 07/19/2034(a) (k)		350	349,979
LCM 28 Ltd. Series 28A, Class D 8.53% (CME Term SOFR 3 Month + 3.21%), 10/20/2030(a) (k)		500	466,287
OCP CLO Ltd. Series 2021-21A, Class E 11.86% (CME Term SOFR 3 Month + 6.54%), 07/20/2034(a) (k)		2,250	2,221,031
Octagon Investment Partners 29 Ltd. Series 2016-1A, Class CR 7.53% (CME Term SOFR 3 Month + 2.21%), 01/24/2033(a) (k)		8,719	8,561,873
Series 2016-1A, Class DR 8.68% (CME Term SOFR 3 Month + 3.36%), 01/24/2033(a) (k)		7,987	7,787,700
Rad CLO 7 Ltd. Series 2020-7A, Class C 7.58% (CME Term SOFR 3 Month + 2.26%), 04/17/2033(a) (k)		2,940	2,931,406
Rad CLO 10 Ltd. Series 2021-10A, Class E 11.43% (CME Term SOFR 3 Month + 6.11%), 04/23/2034(a) (k)		3,793	3,682,907

Total Collateralized Loan Obligations (cost $68,782,869)			68,239,484

GOVERNMENTS - TREASURIES – 1.4%
United States – 1.4%
U.S. Treasury Bonds 6.125%, 11/15/2027(r) (s)		9,763	10,489,016
U.S. Treasury Notes 2.375%, 05/15/2029(r) (t)		15,542	14,417,818
3.125%, 11/15/2028(r) (t)		12,054	11,648,867
4.00%, 02/29/2028(r)		7,478	7,496,895

Total Governments - Treasuries (cost $46,418,172)			44,052,596

QUASI-SOVEREIGNS – 1.1%
Quasi-Sovereign Bonds – 1.1%
Chile – 0.1%
Corp. Nacional del Cobre de Chile 5.95%, 01/08/2034(a)		3,223	3,215,587
6.44%, 01/26/2036(a)		1,317	1,363,095

			4,578,682

Mexico – 0.7%
Comision Federal de Electricidad 3.35%, 02/09/2031(a)		2,528	2,088,760
4.69%, 05/15/2029(a)		5,842	5,487,829
Petroleos Mexicanos 5.95%, 01/28/2031		3,362	2,629,084
6.49%, 01/23/2027		1,276	1,200,014
6.50%, 03/13/2027		376	351,936
6.50%, 01/23/2029		1,268	1,119,783
6.70%, 02/16/2032		3,899	3,163,844
6.75%, 09/21/2047		6,363	4,070,411
7.69%, 01/23/2050		2,298	1,600,557

			21,712,218

	Principal Amount (000)		U.S. $ Value

South Africa – 0.2%
Eskom Holdings SOC Ltd. 7.125%, 02/11/2025(a)	U.S.$	1,951	$1,938,806
Transnet SOC Ltd. 8.25%, 02/06/2028(a)		4,870	4,894,837

			6,833,643

Trinidad and Tobago – 0.0%
Trinidad Generation UnLtd. 5.25%, 11/04/2027(a)		202	197,813

Turkey – 0.1%
TC Ziraat Bankasi AS 8.00%, 01/16/2029(a)		1,389	1,395,202
Turkiye Ihracat Kredi Bankasi AS 9.00%, 01/28/2027(a)		612	634,950

			2,030,152

Venezuela – 0.0%
Petroleos de Venezuela SA 6.00%, 11/15/2026(a) (f) (n)		5,000	537,500

Total Quasi-Sovereigns (cost $39,101,633)			35,890,008

	Shares

COMMON STOCKS – 0.7%
Consumer Staples – 0.4%
Household Products – 0.4%
Southeastern Grocers, Inc.(c) (e) (f)		508,189	12,958,820

Consumer Discretionary – 0.2%
Broadline Retail – 0.2%
ATD New Holdings, Inc.(c) (f)		161,762	4,044,050
K201640219 South Africa Ltd. - Class A(c) (e) (f)		64,873,855	65
K201640219 South Africa Ltd. - Class B(c) (e) (f)		10,275,684	10

			4,044,125

Diversified Consumer Services – 0.0%
AG Tracker(c) (e) (f)		341,874	1
Paysafe Ltd.(f)		46,899	697,857

			697,858

Hotels, Restaurants & Leisure – 0.0%
Caesars Entertainment, Inc.(f)		4,628	203,030

Leisure Products – 0.0%
New Cotai LLC/New Cotai Capital Corp.(c) (e) (f)		14	0

			4,945,013

Industrials – 0.1%
Electrical Equipment – 0.1%
Exide Technologies(c) (e) (f)		4,045	1,314,625

Communication Services – 0.0%
Media – 0.0%
National CineMedia, Inc.(f)		321,350	1,314,321

Financials – 0.0%
Insurance – 0.0%
Mt. Logan Re, Ltd. (Preference Shares)(c) (e) (f)		2,575	982,018

Energy – 0.0%
Energy Equipment & Services – 0.0%
BIS Industries Holdings Ltd.(c) (e) (f)		5,004,988	5
CHC Group LLC(e) (f)		104,383	21

			26

Oil, Gas & Consumable Fuels – 0.0%
Battalion Oil Corp.(f)		135	925
Golden Energy Offshore Services AS(f)		3,360,247	479,248

Company	Shares		U.S. $ Value

SandRidge Energy, Inc.		1,446	$21,111

			501,284

			501,310

Information Technology – 0.0%
IT Services – 0.0%
GOLO Mobile, Inc.(c) (e) (f)		168,790	0

Total Common Stocks (cost $72,266,954)			22,016,107

	Principal Amount (000)

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.4%
United States – 0.4%
State of California Series 2010 7.60%, 11/01/2040	U.S.$	1,200	1,530,835
7.625%, 03/01/2040		1,250	1,571,864
State of Illinois Series 2010 7.35%, 07/01/2035		3,531	3,848,613
Wisconsin Public Finance Authority Series 2021 5.75%, 07/25/2041(g)		7,240	6,531,958

Total Local Governments - US Municipal Bonds (cost $13,263,425)			13,483,270

INFLATION-LINKED SECURITIES – 0.4%
Colombia – 0.4%
Fideicomiso PA Concesion Ruta al Mar 6.75%, 02/15/2044(g)	COP	14,562,910	2,318,820
Fideicomiso PA Costera 6.25%, 01/15/2034(g)		7,580,000	1,905,115
Fideicomiso PA Pacifico Tres 7.00%, 01/15/2035(g)		36,247,335	8,354,441

Total Inflation-Linked Securities (cost $18,063,053)			12,578,376

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.4%
Non-Agency Fixed Rate CMBS – 0.3%
Commercial Mortgage Trust Series 2012-CR3, Class F 4.75%, 10/15/2045(a)	U.S.$	201	10,086
GS Mortgage Securities Trust Series 2011-GC5, Class C 5.30%, 08/10/2044(a)		7,937	5,863,786
Series 2013-GC13, Class D 3.96%, 07/10/2046(a)		1,500	769,110
Series 2014-GC18, Class D 5.20%, 01/10/2047(a)		904	225,863
WFRBS Commercial Mortgage Trust Series 2011-C4, Class D 5.145%, 06/15/2044(a)		2,576	2,153,124
Series 2014-C20, Class D 3.99%, 05/15/2047(a)		3,701	1,137,426

			10,159,395

Non-Agency Floating Rate CMBS – 0.1%
Morgan Stanley Capital I Trust Series 2019-BPR, Class E 10.695% (CME Term SOFR 1 Month + 5.34%), 05/15/2036(a) (k)		1,702	1,526,792

Total Commercial Mortgage-Backed Securities (cost $17,167,827)			11,686,187

Company	Shares		U.S. $ Value

PREFERRED STOCKS – 0.2%
Industrials – 0.2%
Trading Companies & Distributors – 0.2%
WESCO International, Inc. Series A 10.625% (cost $5,716,711)		211,900	$5,681,039

	Principal Amount (000)

GOVERNMENTS - SOVEREIGN BONDS – 0.2%
Colombia – 0.1%
Colombia Government International Bond 8.00%, 11/14/2035	U.S.$	1,923	2,021,073

Panama – 0.1%
Panama Notas del Tesoro 3.75%, 04/17/2026		1,503	1,413,076

Romania – 0.0%
Romanian Government International Bond 6.375%, 01/30/2034(a)		1,114	1,136,391

Total Governments - Sovereign Bonds (cost $4,397,447)			4,570,540

ASSET-BACKED SECURITIES – 0.0%
Autos - Fixed Rate – 0.0%
Flagship Credit Auto Trust Series 2019-1, Class E 5.06%, 06/15/2026(a)		791	781,509

Other ABS - Fixed Rate – 0.0%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-24, Class PT 9.87%, 08/15/2044(g)		61	58,157
Series 2019-36, Class PT 10.66%, 10/17/2044(g)		136	132,379
Pagaya AI Debt Trust Series 2022-6, Class A4 44.44%, 05/15/2030(a) (c)		169	217,862

			408,398

Total Asset-Backed Securities (cost $1,157,005)			1,189,907

	Shares

RIGHTS – 0.0%
Vistra Energy Corp., expiring 12/31/2049(c) (f) (cost $0)		45,881	63,775

SHORT-TERM INVESTMENTS – 1.5%
Investment Companies – 0.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.24%(u) (v) (w) (cost $27,507,949)		27,507,949	27,507,949

	Principal Amount (000)

Time Deposits – 0.7%
BBH, New York 6.42%, 02/01/2024	ZAR	110	5,886

	Principal Amount (000)		U.S. $ Value

Citibank, London 2.85%, 02/01/2024	EUR	658	$711,538
Citibank, New York 4.67%, 02/01/2024	U.S.$	20,821	20,821,442

Total Time Deposits (cost $21,538,866)			21,538,866

Emerging Markets - Corporate Bonds – 0.0%
Financial Institutions – 0.0%
REITs – 0.0%
Yango Justice International Ltd. 10.25%, 09/15/2022(d) (f)		264	660

(cost $195,700)		264,000	660

Total Short-Term Investments (cost $49,242,515)			49,047,475

Total Investments – 101.2% (cost $3,486,210,954)(x)			3,198,604,543
Other assets less liabilities – (1.2)%			(38,617,009)

Net Assets – 100.0%			$3,159,987,534

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. Long Bond (CBT) Futures	65	March 2024	$7,952,344	$410,234
U.S. T-Note 5 Yr (CBT) Futures	2,267	March 2024	245,721,547	4,665,055
U.S. T-Note 10 Yr (CBT) Futures	135	March 2024	15,164,297	461,617
U.S. Ultra Bond (CBT) Futures	143	March 2024	18,478,281	986,477

				$6,523,383

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	USD	2,863	CAD	3,825	03/15/2024	$(16,382)
Brown Brothers Harriman & Co.	EUR	1,500	USD	1,646	03/14/2024	21,634
HSBC Bank USA	COP	65,115,083	USD	16,276	03/15/2024	(316,443)
Morgan Stanley Capital Services LLC	GBP	9,317	USD	11,823	04/19/2024	7,564
Morgan Stanley Capital Services LLC	USD	6,411	GBP	5,052	04/19/2024	(4,102)
NatWest Markets PLC	EUR	115,130	USD	126,653	03/14/2024	2,013,530

						$1,705,801

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
CDX-NAHY Series 41, 5 Year Index, 12/20/2028*	5.00%	Quarterly	3.61%	USD	85,663	$5,256,165	$318,216	$4,937,949
iTraxx Europe Crossover Series 40, 5 Year Index, 12/20/2028*	5.00%	Quarterly	3.27	EUR	14,870	1,231,263	577,906	653,357

						$6,487,428	$896,122	$5,591,306

* Termination date

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB-Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	18,473	$(2,327,945)	$ (1,985,288)	$(342,657)
CDX-CMBX.NA.BBB-Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	7,254	(914,068)	(832,967)	(81,101)
CDX-CMBX.NA.BBB-Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,715	(216,150)	(199,931)	(16,219)
CDX-CMBX.NA.BBB-Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	4,039	(509,005)	(459,724)	(49,281)
CDX-CMBX.NA.BBB-Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2,827	(356,292)	(323,011)	(33,281)
CDX-CMBX.NA.BBB-Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,732	(218,389)	(581,842)	363,453
Credit Suisse International
CDX-CMBX.NA.BBB-Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	3,491	(439,982)	(392,110)	(47,872)
CDX-CMBX.NA.BBB-Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	114	(14,375)	(12,895)	(1,480)
Deutsche Bank AG
CDX-CMBX.NA.BBB-Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,106	(139,570)	(117,382)	(22,188)
Goldman Sachs International
CDX-CMBX.NA.BBB-Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	12,360	(1,557,512)	(1,616,637)	59,125
CDX-CMBX.NA.BBB-Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	662	(83,399)	(76,828)	(6,571)
CDX-CMBX.NA.BBB-Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	259	(32,649)	(63,709)	31,060
CDX-CMBX.NA.BBB-Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	518	(65,472)	(109,729)	44,257
CDX-CMBX.NA.BBB-Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	518	(65,472)	(109,729)	44,257
CDX-CMBX.NA.BBB-Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	259	(32,736)	(53,105)	20,369

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive		Payment Frequency	Implied Credit Spread at January 31, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
JPMorgan Securities LLC
CDX-CMBX.NA.BBB-Series 6, 05/11/2063*	3.00	%`	Monthly	7.50%	USD	2,928	$(368,979)	$(338,182)	$(30,797)
Morgan Stanley & Co., International PLC
CDX-CMBX.NA.BBB-Series 6, 05/11/2063*	3.00		Monthly	7.50	USD	1,295	(163,679)	(324,426)	160,747
CDX-CMBX.NA.BBB-Series 6, 05/11/2063*	3.00		Monthly	7.50	USD	1,295	(163,247)	(300,850)	137,603

							$(7,668,921)	$(7,898,345)	$229,424

* Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Receive Total Return on Reference Obligation
BNP Paribas Markit iBoxx EUR Contingent Convertible Liquid Developed Market AT1 TRI	3 Month EURIBOR	Quarterly	EUR	29,104	03/20/2024	$3,005,633

REVERSE REPURCHASE AGREEMENTS

Broker	Currency	Principal Amount (000)	Interest Rate	Maturity	U.S. $ Value at January 31, 2024
Barclays Capital, Inc.†	USD	275	2.25%	—	$275,598
Barclays Capital, Inc.†	USD	3,150	3.75%	—	3,163,941
Barclays Capital, Inc.†	USD	5,238	3.75%	—	5,262,051
Barclays Capital, Inc.†	USD	2,626	4.00%	—	2,652,026
Barclays Capital, Inc.†	USD	3,112	4.25%	—	3,132,805
Barclays Capital, Inc.†	USD	938	4.25%	—	946,133
Barclays Capital, Inc.†	USD	4,044	4.50%	—	4,051,019
Jefferies LLC	USD	489	3.00%	2/01/2024	491,668
Jefferies LLC†	USD	721	3.50%	—	721,911
Nomura UK†	USD	1,404	3.50%	—	1,411,917
RBC Capital Markets†	USD	347	3.50%	—	348,976

					$22,458,045

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on January 31, 2024.

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total

Emerging Markets - Sovereigns	$1,411,917	$—	$—	$—	$1,411,917
Emerging Markets - Corporate Bonds	624,574	—	—	—	624,574
Corporates - Non-Investment Grade	18,983,753	491,668	—	—	19,475,421
Corporates - Investment Grade	946,133	—	—	—	946,133

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At January 31, 2024, the aggregate market value of these securities amounted to $2,284,978,634 or 72.31% of net assets.

(b)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at January 31, 2024.

(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Defaulted matured security.
(e)	Fair valued by the Adviser.
(f)	Non-income producing security.
(g)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.65% of net assets as of January 31, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
BBFI Liquidating Trust Zero Coupon, 12/30/2099	02/04/2013 –11/12/2019	$1,859,937	$949,333	0.03%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-24, Class PT 9.87%, 08/15/2044	06/27/2019	59,183	58,157	0.00%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-36, Class PT 10.66%, 10/17/2044	09/04/2019	136,112	132,379	0.00%
Digicel Group Holdings Ltd. Zero Coupon, 12/31/2030	11/14/2023	57,513	10,325	0.00%
Exide Technologies 11.00%, 10/31/2024	10/29/2020	0	0	0.00%
Fideicomiso PA Concesion Ruta al Mar 6.75%, 02/15/2044	12/14/2017	4,831,648	2,318,820	0.07%
Fideicomiso PA Costera 6.25%, 01/15/2034	06/30/2016	2,444,071	1,905,115	0.06%
Fideicomiso PA Pacifico Tres 7.00%, 01/15/2035	03/04/2016	10,787,334	8,354,441	0.26%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022	01/31/2017 – 06/30/2022	5,622,018	0	0.00%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018	05/15/2013 – 02/19/2015	12,955,187	0	0.00%
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058	01/22/2021	2,606,913	2,690	0.00%
Tonon Luxembourg SA 6.50%, 10/31/2024	05/03/2019 – 10/31/2021	4,733,143	244	0.00%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	10/19/2012 – 01/27/2014	8,550,341	1,367	0.00%
Virgolino de Oliveira Finance SA 10.875%, 01/13/2020	06/09/2014	2,486,550	250	0.00%
Virgolino de Oliveira Finance SA 11.75%, 02/09/2022	07/26/2012 – 02/05/2014	11,383,331	1,361	0.00%
VTR Finance NV 6.375%, 07/15/2028	06/24/2020	377,000	144,438	0.00%
Wisconsin Public Finance Authority Series 2021 5.75%, 07/25/2041	08/03/2021	7,240,000	6,531,958	0.21%

(h)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(i)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2024.
(j)	Convertible security.
(k)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2024.
(l)	Escrow Shares.
(m)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(n)	Defaulted.
(o)	Inverse interest only security.
(p)	The stated coupon rate represents the greater of the SOFR or an alternate base rate such as the PRIME or the SOFR/PRIME floor rate plus a spread at January 31, 2024.
(q)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the Secured Overnight Financing Rate (“SOFR”) plus a premium which was determined at the time of purchase.

(r)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(s)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(t)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(u)	The rate shown represents the 7-day yield as of period end.
(v)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(w)	Affiliated investments.
(x)

As of January 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $106,229,715 and gross unrealized depreciation of investments was $(376,780,579), resulting in net unrealized depreciation of $(270,550,864).

Currency Abbreviations:

CAD – Canadian Dollar

COP – Colombian Peso

EUR – Euro

GBP – Great British Pound

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CDX-CMBX.NA. – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

EURIBOR – Euro Interbank Offered Rate

JSC – Joint Stock Company

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

COUNTRY BREAKDOWN1

January 31, 2024 (unaudited)

68.1%	United States
4.5%	United Kingdom
2.5%	Canada
2.2%	France
1.7%	Germany
1.6%	Brazil
1.4%	Spain
1.3%	Luxembourg
1.2%	Mexico
1.0%	Colombia
0.9%	India
0.9%	Italy
0.9%	Australia
10.3%	Other
1.5%	Short Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.7% or less in the following: Angola, Argentina, Bahrain, Cayman Islands, Chile, China, Cote D’Ivoire, Czech Republic, Dominican Republic, Ecuador, Egypt, El Salvador, Ghana, Guatemala, Hong Kong, Indonesia, Ireland, Israel, Jamaica, Japan, Jersey (Channel Islands), Kazakhstan, Macau, Malaysia, Netherlands, Nigeria, Norway, Panama, Peru, Romania, Senegal, Slovenia, South Africa, Sweden, Switzerland, Trinidad and Tobago, Turkey, Ukraine, Venezuela and Zambia.

AB High Income Fund

January 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2024:

Investments in Securities	Level 1	Level 2	Level 3		Total
Assets:
Corporates - Non-Investment Grade	$-0-	$1,794,374,768	$6,929,604	#	$1,801,304,372
Corporates - Investment Grade	-0-	588,741,202	2,851,946		591,593,148
Emerging Markets - Corporate Bonds	-0-	193,093,802	962,637	#	194,056,439
Collateralized Mortgage Obligations	-0-	152,838,155	-0-		152,838,155
Bank Loans	-0-	94,523,941	10,097,379		104,621,320
Emerging Markets - Sovereigns	-0-	85,692,345	-0-		85,692,345
Collateralized Loan Obligations	-0-	68,239,484	-0-		68,239,484
Governments - Treasuries	-0-	44,052,596	-0-		44,052,596
Quasi-Sovereigns	-0-	35,890,008	-0-		35,890,008
Common Stocks	2,716,492	21	19,299,594	#	22,016,107
Local Governments - US Municipal Bonds	-0-	13,483,270	-0-		13,483,270
Inflation-Linked Securities	-0-	12,578,376	-0-		12,578,376
Commercial Mortgage-Backed Securities	-0-	11,686,187	-0-		11,686,187
Preferred Stocks	5,681,039	-0-	-0-		5,681,039
Governments - Sovereign Bonds	-0-	4,570,540	-0-		4,570,540
Asset-Backed Securities	-0-	972,045	217,862		1,189,907
Rights	-0-	-0-	63,775		63,775
Short-Term Investments:
Investment Companies	27,507,949	-0-	-0-		27,507,949
Time Deposits	-0-	21,538,866	-0-		21,538,866
Emerging Markets - Corporate Bonds	-0-	660	-0-		660

Total Investments in Securities	35,905,480	3,122,276,266	40,422,797		3,198,604,543
Other Financial Instruments*:
Assets
Futures	6,523,383	-0-	-0-		6,523,383
Forward Currency Exchange Contracts	-0-	2,042,728	-0-		2,042,728
Centrally Cleared Credit Default Swaps	-0-	6,487,428	-0-		6,487,428
Total Return Swaps	-0-	3,005,633	-0-		3,005,633
Liabilities
Forward Currency Exchange Contracts	-0-	(336,927)	-0-		(336,927)
Credit Default Swaps	-0-	(7,668,921)	-0-		(7,668,921)
Reverse Repurchase Agreements	(22,458,045)	-0-	-0-		(22,458,045)

Total	$19,970,818	$3,125,806,207	$40,422,797		$3,186,199,822

#	The Fund held securities with zero market value at period end.
*

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grade#	Corporates - Investment Grade	Emerging Markets - Corporate Bonds#	Bank Loans
Balance as of 10/31/23	$5,485,103	$-0-	$932,380	$4,049,487
Accrued discounts/(premiums)	4,305	(80)	5,438	-0-
Realized gain (loss)	224	-0-	7,436	-0-
Change in unrealized appreciation (depreciation)	(524,895)	10,775	(28,217)	91,242
Purchases	1,965,091	2,841,251	53,711	6,840,900
Sales	(224)	-0-	(8,111)	-0-
Transfers into Level 3	-0-	-0-	-0-	-0-
Transfers out of Level 3	-0-	-0-	-0-	(884,250)

Balance as of 01/31/24	$6,929,604	$2,851,946	$962,637	$10,097,379

Net change in unrealized appreciation (depreciation) from investments held as of 01/31/24	$(524,895)	$10,775	$(28,217)	$91,242

	Common Stocks#	Asset-Backed Securities	Rights	Total
Balance as of 10/31/23	$24,052,523	$1,759,587	$325,354	$36,604,434
Accrued discounts/(premiums)	-0-	(180)	-0-	9,483
Realized gain (loss)	(4,662,456)	(14,080)	(1,041,094)	(5,709,970)
Change in unrealized appreciation (depreciation)	2,108,201	15,628	908,441	2,581,175
Purchases	-0-	-0-	-0-	11,700,953
Sales/Paydowns	(2,198,674)	(1,543,093)	(128,926)	(3,879,028)
Transfers into Level 3	-0-	-0-	-0-	-0-
Transfers out of Level 3	-0-	-0-	-0-	(884,250)

Balance as of 01/31/24	$19,299,594	$217,862	$63,775	$40,422,797

Net change in unrealized appreciation (depreciation) from investments held as of 01/31/24	$(2,659,792)	$1,739	$6,882	$(3,102,266)

#	The Fund held securities with zero market value that were sold/expired/written off during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at January 31, 2024. Securities priced (i) by third party vendors, (ii) by brokers or (iii) using prior transaction prices, which approximates fair value, are excluded from the following table.

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 01/31/24	Valuation Technique	Unobservable Input	Input
Corporates - Non-Investment Grade	$1,803,453	Exchange Terms	Asset Value	$94.22
	$433,573	Recovery	Discount Rate and Assumed Recovery on Claim	20% & 50%
	$-0-	Qualitative Assessment		$0.00

	$2,237,026

Emerging Markets - Corporate Bonds	$949,333	Recovery	Expected Sale Price	$43.67
	$-0-	Qualitative Assessment		$0.00
	$-0-	Qualitative Assessment		$0.00

	$949,333

Common Stocks	$1,314,625	Guideline Public Company,	Volatility, Weighted Average	$325.00
		Discounted Cash Flow, and Optional Value	Cost of Capital, and Discount Rate
	$982,018	NAV Calculation	Catastrophe Claims	$381.42
	$5	Qualitative Assessment		$0.00
	$-0-	Qualitative Assessment		$0.00

	$2,296,648

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in Asset Value, Assumed Recovery on Claim, Expected Sale Price, Volatility, Weighted Average Cost of Capital and Catastrophe Claims in isolation would be expected to result in a significantly higher (lower) fair value measurement. Significant increases (decreases) in Discount Rate in isolation would be expected to result in a significantly lower (higher) fair value measurement.

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2024 is as follows:

Fund	Market Value 10/31/23 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/24 (000)	Dividend Income (000)
Government Money Market Portfolio	$78,576	$207,900	$258,968	$27,508	$515